Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ATV
Entity Registrant Name	ACORN INTERNATIONAL, INC.
Entity Central Index Key	0001365742
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	82,439,960

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 90,975,155	$ 111,180,139
Restricted cash	246,599	1,556,852
Short-term investments	10,271,142	9,993,720
Accounts receivable, net of allowance for doubtful accounts	14,279,638	16,693,959
Notes receivable	127,859
Inventory	22,619,874	32,888,645
Prepaid advertising expenses	8,562,723	11,654,922
Other prepaid expenses and current assets, net of allowance for doubtful accounts	12,144,929	9,928,245
Deferred tax assets, net	281,391	3,465,795
Total current assets	159,509,310	197,362,277
Prepaid land use right	7,952,068	8,105,061
Property and equipment, net	29,002,372	29,803,901
Acquired intangible assets, net	1,796,366	2,126,596
Investments in affiliates	8,111,603	6,794,955
Other long-term assets	1,024,845	1,482,881
Total assets	207,396,564	245,675,671
Current liabilities:
Accounts payable	11,137,295	21,023,807
Accrued expenses and other current liabilities	13,571,654	18,910,178
Notes payable	700,024	4,411,840
Income taxes payable	449,426	3,603,813
Dividend payable		467
Deferred revenue	903,945
Total current liabilities	26,762,344	47,950,105
Deferred tax liability	833,042	831,006
Total liabilities	27,595,386	48,781,111
Commitments and contingencies (Note 19)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	161,056,595	160,632,659
Retained earnings (accumulated deficits)	(1,965,802)	15,960,272
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	179,293,725	196,395,507
Noncontrolling interests	507,453	499,053
Total equity	179,801,178	196,894,560
Total liabilities and equity	207,396,564	245,675,671
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	5,060,738	9,656,526
Restricted cash	106,595	185,688
Accounts receivable, net of allowance for doubtful accounts	7,998,989	11,774,304
Inventory	2,787,804	4,121,860
Prepaid advertising expenses	776,072	5,237
Other prepaid expenses and current assets, net of allowance for doubtful accounts	2,813,473	2,313,715
Deferred tax assets, net		1,974,147
Total current assets	19,543,671	30,031,477
Property and equipment, net	6,292,690	6,221,060
Total assets	25,836,361	36,252,537
Current liabilities:
Accounts payable	430,316	3,248,635
Accrued expenses and other current liabilities	5,708,131	8,023,493
Deferred revenue	903,836
Total liabilities	$ 7,042,283	$ 11,272,128

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 4,127,947	$ 4,157,614
Other prepaid expenses and current assets, allowance for doubtful accounts	123,823	144,903
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 3,007,592	$ 3,035,891

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Direct sales, net	$ 193,614,500	$ 291,524,509	$ 195,821,308
Distribution sales, net	48,959,174	70,533,404	97,419,877
Total revenues, net	242,573,674	362,057,913	293,241,185
Cost of revenues:
Direct sales	96,471,502	160,359,667	106,990,383
Distribution sales	35,475,084	45,584,141	74,732,116
Total cost of revenues	131,946,586	205,943,808	181,722,499
Gross profit	110,627,088	156,114,105	111,518,686
Operating (expenses) income
Advertising expenses	(58,337,710)	(68,562,714)	(58,469,862)
Other selling and marketing expenses	(50,346,118)	(59,854,030)	(43,376,505)
General and administrative expenses	(27,070,799)	(31,680,711)	(25,434,172)
Other operating income, net	3,276,753	5,083,568	2,976,811
Total operating expenses	(132,477,874)	(155,013,887)	(124,303,728)
Income (loss) from operations	(21,850,786)	1,100,218	(12,785,042)
Other income	5,755,017	7,821,914	4,825,700
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(16,095,769)	8,922,132	(7,959,342)
Income tax (expenses) benefits	(1,822,626)	(3,110,996)	1,538,940
Equity in losses of affiliates		(771,720)	(796,721)
Income from extraordinary items, net of tax (Note 3)			827,531
Net income (loss)	(17,918,395)	5,039,416	(6,389,592)
Net income (loss) attributable to noncontrolling interests	(7,679)	83,843	(19,589)
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Income (loss) per ordinary share:
Basic	$ (0.2)	$ 0.06	$ (0.08)
Basic from extraordinary items			$ 0.01
Basic-including extraordinary items	$ (0.2)	$ 0.06	$ (0.07)
Diluted	$ (0.2)	$ 0.06	$ (0.08)
Diluted from extraordinary items			$ 0.01
Diluted-including extraordinary items	$ (0.2)	$ 0.06	$ (0.07)
Shares used in calculating income (loss) per ordinary share:
Basic	89,965,979	89,629,395	88,923,162
Diluted	89,965,979	89,796,835	88,923,162
Includes share-based compensation related to:
Share-based compensation	424,445	129,673	215,171
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 424,445	$ 129,673	$ 215,171

Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Other comprehensive income, net of tax
Unrealized gains (losses) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss)	(17,526,227)	12,964,009	(1,491,636)
Comprehensive (income) loss attributable to non-controlling interest	8,400	(198,288)	148,973
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (17,517,827)	$ 12,765,721	$ (1,342,663)

Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2009	$ 205,025,840	$ 935,447	$ 179,354,727	$ 17,394,794	$ 17,562,561	$ (11,612,546)	$ 203,634,983	$ 1,390,857
Beginning Balance (in shares) at Dec. 31, 2009		93,544,748				(4,687,833)
Net income (loss)	(6,389,592)			(6,409,181)			(6,409,181)	19,589
Unrealized gains (losses) on available-for-sale securities	108,213				(7,345)		(7,345)	115,558
Foreign currency translation adjustments	4,938,716				4,924,890		4,924,890	13,826
Exercise of stock options (in shares)		360,000
Exercise of stock options	597,600	3,600	594,000				597,600
Issuance of repurchased shares upon vesting of restricted share units				(148,600)		148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)						60,000
Share-based compensation	215,171		215,171				215,171
Appropriated special dividend	(20,533,690)		(20,533,690)				(20,533,690)
Noncontrolling interests derecognized upon deconsolidation of Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(142,959)							(142,959)
Ending Balance at Dec. 31, 2010	183,819,299	939,047	159,630,208	10,837,013	22,480,106	(11,463,946)	182,422,428	1,396,871
Ending Balance (in shares) at Dec. 31, 2010		93,904,748				(4,627,833)
Net income (loss)	5,039,416			5,123,259			5,123,259	(83,843)
Unrealized gains (losses) on available-for-sale securities	(65,935)				21,965		21,965	(87,900)
Foreign currency translation adjustments	8,338,882				8,317,804		8,317,804	21,078
Exercise of stock options (in shares)		556,581
Exercise of stock options	879,397	5,566	873,831				879,397
Gains on disposition of available-for-sale securities	(546,642)				(499,019)		(499,019)	(47,623)
Exercise of restricted share units (in shares)		105,288
Exercise of restricted share units		1,053	(1,053)
Share-based compensation	129,673		129,673				129,673
Noncontrolling interests derecognized upon deconsolidation of Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(699,530)							(699,530)
Ending Balance at Dec. 31, 2011	196,894,560	945,666	160,632,659	15,960,272	30,320,856	(11,463,946)	196,395,507	499,053
Ending Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)
Net income (loss)	(17,918,395)			(17,926,074)			(17,926,074)	7,679
Foreign currency translation adjustments	400,568				399,847		399,847	721
Exercise of restricted share units (in shares)		50,892
Exercise of restricted share units		509	(509)
Share-based compensation	424,445		424,445				424,445
Ending Balance at Dec. 31, 2012	$ 179,801,178	$ 946,175	$ 161,056,595	$ (1,965,802)	$ 30,720,703	$ (11,463,946)	$ 179,293,725	$ 507,453
Ending Balance (in shares) at Dec. 31, 2012		94,617,509				(4,627,833)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (17,918,395)	$ 5,039,416	$ (6,389,592)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on deconsolidation of Shanghai An-Nai-Chi			(1,038,542)
Loss on deregistration of Zhuhai Sunrana			63,859
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax			(827,531)
Share-based compensation	424,445	129,673	215,171
Equity in losses of affiliates		771,720	796,721
Gains from sale of investment in affiliate		(5,421,753)	(404,750)
Gains from sale of long-term investment		(546,642)
Gain from sale of Acorn Hong Kong		(55,379)
Loss (gain) on change in fair value of derivative assets		306,483	(199,412)
Allowance for doubtful receivables	(50,746)	3,581,208	(859,055)
Depreciation and amortization	4,510,935	5,149,627	4,154,383
Gains from disposal of equipment and other long-term assets	79,533	154,602	54,993
Deferred income tax expenses (benefits)	3,182,139	932,962	(1,873,217)
Gain on trading securities	(601,793)	(417,547)	(1,781,345)
Accrued interest on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Purchase of trading securities		(9,795,547)	(10,652,665)
Proceeds from sales of trading securities	349,338	11,002,424	20,920,360
Accounts receivable	2,443,987	(4,878,806)	2,336,902
Notes receivable	(127,859)	1,645,263	597,378
Inventory	10,268,771	(10,217,604)	3,158,960
Prepaid advertising expenses	3,092,199	(3,221,908)	1,535,479
Other prepaid expenses and current assets	(2,043,307)	(526,185)	(2,011,215)
Purchase of prepaid land use right		(491,281)
Accounts payable	(9,886,512)	8,169,619	(1,945,902)
Accrued expenses and other current liabilities	(5,338,524)	7,648,797	(2,702,046)
Notes payable	(3,711,816)	2,199,548	(1,040,713)
Income taxes payable	(3,154,387)	(74,880)	256,432
Deferred revenue	903,945
Net cash provided by (used in) operating activities	(17,578,047)	10,871,810	1,981,723
Investing activities:
Purchase of property and equipment	(2,530,606)	(12,490,728)	(6,301,037)
Proceeds from disposal of equipment	14,878	128,575	33,628
Purchase of other long-term assets	(390,807)	(715,377)	(2,568,234)
Proceeds from disposal of other long-term assets		416,345	200,827
Cash disposed of upon deconsolidation of Shanghai An-Nai-Chi			(905,689)
Investments in an affiliate	(1,300,000)
Sale of investments in affiliates		6,106,399	1,882,862
Sale of long-term investment		8,572,520
Disposal of Acorn Hong Kong		(653,353)
Decrease in restricted cash	1,310,253	669,030	168,331
Net cash provided by (used in) investing activities	(2,896,282)	2,033,411	(7,489,312)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Effect of exchange rate changes	269,812	5,742,839	3,465,732
Net increase (decrease) in cash and cash equivalents	(20,204,984)	19,512,747	(51,285,552)
Cash and cash equivalents at the beginning of the year	111,180,139	91,667,392	142,952,944
Cash and cash equivalents at the end of the year	90,975,155	111,180,139	91,667,392
Supplemental disclosure of cash flow information:
Income taxes paid	1,734,442	3,302,300	842,366
Supplemental schedule of non-cash investing and financing activities:
Business combination liability reversal upon resolution of contingency, net of tax			$ (827,531)

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities

1. Organization and principal activities

Acorn International, Inc. (“Acorn International”) was incorporated in Cayman Islands on December 20, 2005. China DRTV, Inc. (“China DRTV”) was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include TV direct sales, outbound calls, Internet sales, catalogs sales, third-party bank channel sales and direct sales through print media and radio. Direct sales are not only combined with the nationwide distribution network to market and sell the Group’s products to consumers, but also used to promote and sell third-party branded products to consumers pursuant to joint sales arrangements.

Consolidated subsidiaries and changes to consolidated subsidiaries

As of December 31, 2012, the subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	November 8, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC

In January 2010, Shanghai An-Nai-Chi Automobile Maintenance Products Co., Ltd. (“Shanghai An-Nai-Chi”), a previously consolidated subsidiary engaged in manufacturing and selling autocare products, received a cash injection of $1.5 million from a third party investor. Upon the completion of the capital injection, the Group’s equity interests in Shanghai An-Nai-Chi decreased from 51.0% to 33.2% and the Group lost control and ceased to consolidate Shanghai An-Nai-Chi as a subsidiary. The Group accounts for the retained investment in Shanghai An-Nai-Chi using the equity method of accounting.

In May 2011, U King Communication Equipment (Hong Kong) Limited (“U King Hong Kong”), a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate U King Hong Kong upon the completion of this deregistration.

In December 2011, the Group sold all of its 51% equity interest in Acorn Hong Kong Holdings Limited. (“Acorn Hong Kong”), a previously consolidated subsidiary of the Group for cash consideration of HK$6.1 million ($0.8 million USD equivalent). Upon the completion of the disposal, the Group ceased to consolidate Acorn Hong Kong as a subsidiary. The gain on the disposition of the investment in Acorn Hong Kong in 2011 was $55,379 and was recognized in other income in the consolidated statement of operations.

VIE Arrangements

As of December 31, 2012, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC

People’s Republic of China (“PRC”) laws and regulations restrict foreign ownership of entities engaged in direct sales in China. To comply with PRC laws and regulations, Acorn International conducts its direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. The two VIEs are owned 100% by two PRC nationals: Yang Dongjie (or Don Dongjie Yang), Acorn International’s co-founder, Chief Executive Officer (“CEO”) and director, and Mr. Weiguo Ge, one of the assistant general managers of our finance department. Each of the two VIEs was established by the two shareholders on behalf, and for the exclusive benefits of Acorn International. Acorn Information, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of the two VIEs and their shareholders, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to Acorn Information the power to exercise all voting rights as a shareholder of the VIEs, (ii) Loan Agreements, under which Acorn Information made interest-free loans to the shareholders of the VIEs in an aggregate amount of approximately RMB162.5 million (equivalent to US$25.9 million) and agreed to make additional interest-free loans not exceeding approximately RMB30.4 million (equivalent to US$4.8 million) for capital contributions by the shareholders in the VIEs, (iii) Operation and Management Agreements, under which the shareholders of the VIEs agreed that Acorn Information directs the day-to-day operational and financial activities of the VIEs including appointing directors and senior management, and that the VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in the VIEs to Acorn Information as collateral to guarantee the performance of the VIEs under the Operation and Management Agreements and the Exclusive Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreements, (v) Exclusive Purchase Agreements, under which the shareholders of the VIEs irrevocably granted Acorn Information an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in the VIEs for a price that is the minimum amount permitted by PRC law, and (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to the VIEs in exchange for service fees.

Through the above arrangements, Acorn Information holds all the variable interests of the two VIEs and has power to direct the activities that most significantly impact the economic success of the VIEs and absorbs the majority of the economic risks and rewards of the VIEs through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the VIEs’ operations and do not absorb the expected losses because the capital of the VIEs were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of the two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since they were established.

The ownership structures of Acorn Information and each of the two VIEs are in compliance with existing PRC laws and regulations according to the opinions of the Group’s PRC legal counsel. The contractual arrangements among Acorn Information and the two VIEs and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC regulatory authorities that regulate foreign investment in direct sales companies may take a view in the future that is contrary to the above opinions of the Group’s PRC legal counsel. If the current agreements that establish the structure for conducting the Group’s PRC direct sales business were found to be in violation of existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and direct sales operations in the PRC to comply with PRC laws and regulations, which may affect the Group’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Group’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries and VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Group’s PRC subsidiaries may not be able to comply;

•	require the Group or the Group’s PRC subsidiaries to restructure the relevant ownership structure or operations; or

Restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China. The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholder, and it may lose the ability to receive economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group or the VIEs.

The aforementioned two shareholders are the shareholders of the Group, which owns all of the equity interests in the VIEs and the two shareholders are also beneficial owners of the Group. The interests of the two shareholders as the beneficial owners of the VIEs may differ from the interests of the Group as a whole, since the two shareholders hold 12.2% of the total common shares issued and outstanding as of December 31, 2012. The Group cannot assure that when conflicts of interest arise, the two shareholders will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest the two shareholders may encounter in their capacity as beneficial owners, director and officer of the VIEs, on the one hand, and as beneficial owners, director and officer of the Group, on the other hand. The Group believes the two shareholders will not act contrary to any of the contractual arrangements and the Exclusive Purchase Agreements provides the Group with a mechanism to remove the two shareholders as beneficial shareholders of the VIEs should he act to the detriment of the Group. The Group relies on the two shareholders as directors and executive officers of the Group, to fulfill their fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Group. If the Group cannot resolve any conflicts of interest or disputes between the Group and the two shareholders, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Group believes that its ability to direct the activities of the two VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the two VIEs continue to be consolidated VIEs of the Group.

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2010	2011	2012
Net revenues	$195,749,845	$290,145,402	$190,302,130

Net income	$5,243,804	$6,876,485	$1,765,918

The VIEs contributed an aggregate of 66.8%, 80.1% and 78.5% of the consolidated net revenues for the years ended December 31, 2010, 2011 and 2012, respectively. The Group’s operations not conducted through contractual arrangements with the VIE primarily consist of its distribution sale business. As of the fiscal years ended December 31, 2011 and 2012, the VIEs accounted for an aggregate of 14.8% and 12.5%, respectively, of the consolidated total assets, and 23.1% and 25.5%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, short-term investments, inventory, prepaid land use right and property and equipment, net.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Group or any of its consolidated subsidiaries. Should the VIEs require financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.

Summary of principal accounting policies	12 Months Ended
Dec. 31, 2012
Summary of principal accounting policies

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, assumptions related to the valuation of available-for-sale debt securities and embedded derivative, useful lives and impairment of long-lived assets and goodwill, assumptions used in purchase price allocation, assumptions related to the valuation of share-based compensation and related forfeiture rates, assumptions used in determining the fair value of retained noncontrolling investment upon deconsolidation of former subsidiaries, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

(d) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1 — Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, long-term investments, accounts payable and notes payable. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and notes payable, the carrying amounts of these financial instruments as of December 31, 2011 and 2012 were considered representative of their fair values due to their short terms to maturity.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB622,530,680 and RMB544,484,550 as of December 31, 2011 and 2012, respectively.

(f) Restricted cash

Under the notes payable and third-party bank channel sales arrangements with the banks, the Group is required to maintain certain cash balances in the banks based on the amounts of notes payable granted or certain fixed amounts. These balances related to the notes payable and third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $1,556,852 and $246,599 as of December 31, 2011 and 2012, respectively.

(g) Short-term and long-term investments

The Group’s short-term investments consist of trading securities.

The Group’s long-term investments have consisted of available-for-sale securities and embedded derivative instruments in previous years.

Securities that the Group buys and holds principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are recorded at fair value, with unrealized gains and losses recognized in other income (expense) in the consolidated statements of operations.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.

Securities not classified as either trading securities or held-to-maturity securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of accumulated other comprehensive income or loss in equity. Realized gains or losses are recognized in the consolidated statements of operations during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.

The Group recognizes other-than-temporary impairment of debt securities in earnings if the Group has the intent to sell the debt security or if it is more-likely-than-not that the Group will be required to sell the debt security before recovery of its amortized cost basis. The Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary impairment recognized in earnings.

(h) Derivative instruments

Derivative instruments are recognized as assets or liabilities and measured at fair value initially and at the end of each reporting period. Changes in fair value of the derivatives are recorded in the consolidated statements of operations. The Group’s derivative instruments have not qualified for hedge accounting in the past.

The Group held an investment in share options of a Japanese public company that meet the definition of a derivative instrument. In addition, one of the Group’s long-term investments contained an embedded derivative instrument that was linked to an equity index and an interest rate index. The embedded derivative was bifurcated from the host contract and accounted for separately. The Group recorded aggregate losses of $499,361 upon disposal its derivative instruments in 2011, which were included as other expenses in the consolidated statement of operations.

The Group does not hold any derivative instruments as of December 31, 2011 and 2012.

(i) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated net realizable value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over the useful life of the right.

In January 2009, the Group obtained a 50-year land use right for a piece of land in Qingpu district of Shanghai for an aggregate cash consideration of $7,489,280.

In 2011, the cost of the prepaid land use right increased to $8.6 million mainly due to the land occupation tax paid in accordance with the relevant statutory laws and regulations.

(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years

(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(n) Investment in affiliates

The affiliated companies, in which the Group does not have significant influence, are accounted for using cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. The Group evaluates each cost method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Group evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

(o) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through the Group’s TV direct sales and other direct sales platforms, such as internet sales, outbound calls, catalog sales, third party bank channel sales, and direct sales through print media and radio. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

Under joint sales arrangements, the Group generates direct sales net revenues from the sales of products and also receives payments from the joint sales partners based on sales of the featured products through the joint sales partners’ own distribution channels. These payments are classified as a reduction to cost of direct sales net revenues via a reduction in the purchase price of the products purchased by the Group from the joint sales partners.

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products. EMS and local delivery companies regularly report product delivery information. In 2010, 2011 and 2012, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to four weeks for EMS to return the undelivered products to the Group whereas it generally takes seven to ten days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Some distributors are given customary credit terms based on the creditworthiness.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $285,092, $940,745 and $706,540 for the years ended December 31, 2010, 2011 and 2012, respectively. Before subtracting sales taxes, gross direct sales revenues were $196,098,603, $292,290,123 and $194,220,344 and gross distribution sales revenues were $97,427,674, $70,708,535 and $49,059,870 for the years ended December 31, 2010, 2011 and 2012, respectively.

(p) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown.

(q) Shipping and handling costs

The Group records costs incurred for shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $8,945,554, $13,653,621and $15,222,530 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(s) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added, business and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2010, 2011 and 2012 were $2,591,538, $3,037,026 and $2,997,096, respectively.

(t) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

(u) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated gains through foreign currency transactions in 2010 and 2011 were $243,752 and $376,167 and the aggregated losses through foreign currency transactions in 2012 were $20,498.

(v) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012.

(w) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, available-for-sale securities, accounts receivable and notes receivable. All of the Group’s cash and cash equivalents and restricted cash are held with large state-owned financial institutions. The Group engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2011 and 2012, accounts receivables from EMS were $1,787,055 and $3,616,458, respectively. These amounts represented 10.7% and 25.3% of the total accounts receivables as of December 31, 2011 and 2012, respectively.

(x) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

(y) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(z) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and is not expected to have a material impact on the Group’s consolidated financial statements.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition

3. Acquisition

On December 24, 2008, the Group completed its acquisition of 100% equity interests of Yiyang Yukang, a cell phone producer and distributor in the PRC, pursuant to the terms of the definitive agreement entered into on December 18, 2008. In addition to initial purchase price, the Group was required to pay up to three additional earn-out payments equivalent to the maximum amount of $37.1 million in a combination of cash and ordinary shares, contingent on Yiyang Yukang meeting the following earnings targets for the respective periods:

Tranche	Earning targets of Yiyang Yukang for the earn-out contingent payments
First	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second	Net profit for 2009 reaches RMB120,000,000
Third	Net profit for 2010 reaches RMB120,000,000

Yiyang Yukang met the first earn-out payment earnings target, but failed to meet the second and third earn-out requirements. Therefore, the Group did not pay the second or third earn-out payments. The business combination liability after the first earn-out payment amounted to $1,103,015 as of December 31, 2009. The business combination liability of $1,103,015, as excess of fair value of the acquired net assets over cost, was allocated as a pro rata reduction to the carrying amounts of certain acquired assets, and the remaining excess of $827,531 after reducing the assets value to zero was recognized as an extraordinary gain, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

The transaction was accounted using the purchase method of accounting, and accordingly, the acquired assets were recorded at their estimated fair values on the acquisition date. The valuation of the distribution network was based on the excess earnings method, a method within the income approach whereby the value of an intangible asset was captured by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings approach explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.

Short-term and long-term investments	12 Months Ended
Dec. 31, 2012
Short-term and long-term investments

4. Short-term and long-term investments

Trading securities

Investments in trading securities consist of marketable bond funds which are measured using the closing prices from the exchange market as of the measurement date on a recurring basis; as such, they are classified within Level 1 measurements. We obtain the majority of the prices used in this valuation from quoted market value.

As of December 31, 2011 and 2012, the Group’s costs and assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	December 31,
	2011		2012
	Cost	Fair Value (Level 1)	Cost	Fair Value (Level 1)
Trading securities	$9,942,304	$9,993,720	$9,966,663	$10,271,142

Investment gains of trading securities for the years ended December 31, 2010, 2011 and 2012 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31,
	2010	2011	2012
Realized gains from sales of trading securities	$1,323,079	$366,131	$349,338
Unrealized holding gains	458,266	51,416	252,455

	$1,781,345	$417,547	$601,793

Available-for-sale securities

The Group has no available-for-sale securities as of December 31, 2011 and 2012. In 2011, the Group disposed of all of its available-for-sale securities.

In November 2009, Acorn Hong Kong purchased 950,000 ordinary shares and 450 share options each to subscribe for 1,000 ordinary shares of a Japanese company listed on JASDAQ securities exchange for cash consideration of $1,541,142. Acorn Hong Kong held less than 20% of the equity interests of the Japanese company and does not have the ability to exercise significant influence in the operations of the Japanese company. The Group recorded the investment in 950,000 ordinary shares as an available-for-sale security, which was marked to market at the end of each reporting period with changes in fair value reported as a component in other comprehensive income in equity. The fair value of the available-for-sale security was determined using the stock price quoted on the securities exchange and therefore was classified as a level 1 fair value measurement. The 450 share options are fully vested, non-forfeitable, and exercisable in three years. The Group recorded $185,818 for the original estimated fair value of the share options in other long-term assets. The share options were considered a derivative instrument and were marked to market at the end of each reporting period with changes in fair value reported in other income in the consolidated statements of operations. The fair value of the share options used observable inputs directly or indirectly obtained from active markets, including the Japanese company’s stock price, volatility, interest rate, dividends, marketability and expected return requirements. The Group used the Black-Scholes-Merton option-pricing model to determine the fair value of the share options. As such, the derivative asset valuation is considered a Level 2 measurement. The share options were valued at $243,914 as of December 31, 2010. Accordingly, the Group recorded a gain of $28,722 due to changes in the fair value of the derivative as an increase in other long-term assets and other income in 2010.

On November 16, 2011, the Group disposed of all its investment in the 950,000 shares and 450 share options of the Japanese company for cash of JPY111.8 million ($1.5 million USD equivalent) and JPY450 (equivalent of $6 USD), respectively. The gain on the disposition of the investments in the 950,000 shares was $97,189, and was recognized in other income in the consolidated statement of operations. The loss on the disposal of the investments of 450 share options in 2011 was $243,908. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

In August 2007, the Group purchased an index-linked note (“the Note”) from a bank. The Note had a contractual variable interest rate ranging from 0%-12%, computed based on the number of days in which both the Nikkei 225 index and the 3-month USD-LIBOR-BBA are above or within the stated ranges, respectively. Interest was paid at fixed intervals on a quarterly basis. The issuer had an option to call the Note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of the Note was August 3, 2019. The Group’s investment in the Note contained an embedded derivative instrument that is linked to an equity index and an interest rate index. The embedded derivative has been bifurcated and accounted for at fair value with changes in the fair value recorded in the consolidated statements of operations using Level 3 inputs. On the date when the Note was issued, the Group recorded $5,287,940 initial estimated fair value of the embedded derivative in long-term investments on the consolidated balance sheet. The embedded derivative was valued at $848,000 as of December 31, 2010. In 2010, the Group recorded gains due to changes in the fair value of the embedded derivative of $170,690, which were included in the other income in the consolidated statement of operations.

On July 28, 2011, the Note was disposed of by the Group for cash consideration of US$7,120,000. The loss on the disposal of the embedded derivative instrument contained in the Note in 2011 was $255,453. This represented the difference between the price sold and the fair value as of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

A summary of changes in Level 3 measurements for the years ended December 31, 2011 and 2012 were as follows:

	For the years ended December 31,
	2011	2012
Balance at beginning of the year	$7,050,000	$—
Redemption of the Note	(7,120,000)	—
Loss on change in fair value of embedded derivative	(255,453)	—
Realized gain transferred from accumulated other comprehensive income	449,453	—
Unrealized losses included in accumulated other comprehensive income	(336,000)	—
Accrued interest	212,000	—

Balance at end of the year	$—	$—

Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable

5. Accounts receivable

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of the year	$1,597,556	$673,242	$4,157,614
Charged to expenses	58,517	3,705,557	1,064,477
Charges taken against allowance	(982,831)	(221,185)	(1,094,144)

Balance at end of the year	$673,242	$4,157,614	$4,127,947

In 2011 and 2012, the Group made additional bad debt provision related to the transition of certain local delivery companies used to fulfill the direct sales orders to improve the successful goods delivery rate.

Inventory	12 Months Ended
Dec. 31, 2012
Inventory

6. Inventory

Inventory consisted of the following:

	December 31,
	2011	2012
Raw materials and work in progress	$7,052,333	$5,733,393
Finished goods and merchandise goods	25,836,312	16,886,481

	$32,888,645	$22,619,874

As of December 31, 2011 and 2012, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $6,706,376 and $4,499,539 as of December 31, 2011 and 2012 primarily for obsolete and slow-moving finished goods and merchandise inventory.

Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2012
Other prepaid expenses and current assets

7. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2011	2012
Value-added tax recoverable	$975,098	$5,071,701
Advances to suppliers	4,808,927	4,349,344
Prepaid income tax	1,200,120	79,963
Other prepaid expenses	2,944,100	2,643,921

	$9,928,245	$12,144,929

The Group made allowance for doubtful accounts in the aggregate amount of $36,424 and $96,836 in 2010 and 2011, respectively. The Group reversed the allowance for doubtful accounts in the aggregate amount of $21,080 in 2012.

Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Buildings	$26,232,621	$26,812,029
Computers and office equipment	10,813,480	11,260,671
Leasehold improvements	1,376,044	2,052,740
Vehicles	946,304	925,015
Information Technology equipment	497,965	834,880
Machinery	628,868	608,700

	$40,495,282	$42,494,035
Less: accumulated depreciation and amortization	(11,137,862)	(13,503,222)

	$29,357,420	$28,990,813
Construction in progress	446,481	11,559

	$29,803,901	$29,002,372

Depreciation and amortization expenses for property and equipment were $2,200,616, $3,071,191 and $3,307,549 for the years ended December 31, 2010, 2011 and 2012, respectively.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

9. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,902,259	2,904,171

	$5,232,108	$5,234,020
Less: accumulated amortization	(3,105,512)	(3,437,654)

	$2,126,596	$1,796,366

The Group recorded amortization expenses of $477,082, $439,965 and $330,220 for the years ended December 31, 2010, 2011 and 2012, respectively. The amortization expenses of the above intangible assets will be approximately $316,006, $301,699, $301,699, $301,699 and $221,583 for 2013, 2014, 2015, 2016 and 2017, respectively.

Investments in affiliates	12 Months Ended
Dec. 31, 2012
Investments in affiliates

10. Investments in affiliates

Investments accounted for under the equity method of accounting

In July 2008, the Group invested 30.0% equity interests in Kela (Hong Kong) Jewelry Investment Limited (“Kela”) for cash of $1.2 million. In October 2009, the Group increased its investment in Kela from 30.0% to 35.0%. In July 2010, the Group’s investment in Kela decreased from 35.0% to 22.1% as a result of dilution due to issuance of additional shares by Kela to new investors. As the Group has the ability to exercise significant influence over Kela, the Group accounts for this investment using the equity method of accounting. In May 2011, the Group sold all its equity interests in Kela to another shareholder of Kela, a third party of the Group, for cash of RMB39.6 million ($6.1 million USD equivalent). The gain on the disposition of the investment in Kela in 2011 was $5,421,753 and was recognized in other income in the consolidated statement of operations. The Group’s equity in losses of Kela in 2010 and 2011 were $443,123 and $28,567, respectively, and were recognized in equity in losses of affiliates in the consolidated statements of operations.

In June 2009, the Group invested 26.0% equity interests in KYOBI Cosmetics (Hong Kong) Co., Limited (“KYOBI”) for cash of RMB8.0 million ($1.2 million USD equivalent). As the Group has the ability to exercise significant influence over KYOBI, the Group accounts for this investment using the equity method of accounting. The Group’s equity in losses of KYOBI in 2009 was $403,986 and was recognized in other expenses in the consolidated statement of operations. In April 2010, the Group sold all its equity interests in KYOBI to another shareholder of KYOBI, a third party of the Group, for cash of RMB8.0 million ($1.2 million USD equivalent). The gain on the disposition of the investment in KYOBI in 2010 was $404,750 and was recognized in other income in the consolidated statement of operations.

In January 2010, Shanghai An-Nai-Chi, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group, received a cash injection of $1.5 million from a third party of the Group. After the cash injection, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi and no longer had control in Shanghai An-Nai-Chi. As the Group holds one out of five board seats on the Board of Shanghai An-Nai-Chi and has significant influence over financial and operating decision-making after deconsolidation, the Group accounts for the retained 33.2% equity interests using the equity method of accounting. The retained investment was re-measured at fair value of $1.1 million on the date the Group deconsolidated Shanghai An-Nai-Chi. The Group’s equity in losses of Shanghai An-Nai-Chi in 2010 and 2011 were $353,598 and $743,153, respectively and were recognized in equity in losses of affiliates in the consolidated statement of operations. The carrying amount of the investment in Shanghai An-Nai-Chi has been reduced to zero as of December 31, 2011. The Group did not recognize any equity in losses of Shanghai An-Nai-Chi in 2012 as the Group has no obligation to fund additional losses.

On December 31, 2012, the Group acquired 9.3% of the equity interests in China Branding Company Limited (“CBG”) for cash of $1.3 million. Mr. Robert W. Roche, Acorn’s co-founder and the chairman of the Board of Directors, individually holds an additional 7.6% equity interests in CBG and holds one out of five board seats of CBG and accordingly, Mr. Roche is able to exercise significant influence through his participation on the Board of Directors. As such, management believes that it can exercise significant influence over CBG through the Group’s direct equity investment, the Group’s indirect investment through Mr. Roche’s equity interest, and Mr. Roche’s significant influence over CBG. Therefore, the Group accounts for this investment using the equity method of accounting

Investment accounted for under the cost method of accounting

In June 2009, the Group sold 33.0% equity interests in Shanghai Yimeng, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group. After the sale, the Group retained an 18.0% equity interest in Shanghai Yimeng and did not have the ability to exercise significant influence over Shanghai Yimeng’s operational and financial policies and activities. The Group accounts for the retained 18.0% equity interests using the cost method of accounting. The retained investment was recorded at fair value of $4.2 million on the date the Group deconsolidated Shanghai Yimeng. In 2010, the Group’s investment in Shanghai Yimeng decreased from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to issuance of additional shares to a new investor.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Other taxes payable	$3,817,175	$2,589,631
Accrued employee payroll and welfare	3,800,748	3,048,385
Other payable	7,365,382	6,387,108
Accrued expenses	1,385,094	1,332,397
Advances from customers	2,541,779	214,133

	$18,910,178	$13,571,654

Other taxes payable mainly consist of value-added tax payable and sales taxes payable. The Group’s PRC subsidiaries are subject to value-added tax at a rate of 17% on product purchases and sales amount. Value-added tax payable on sales is computed net of value-added tax paid on purchases. The Group’s PRC subsidiaries are also subject to business tax at a rate of 5% on sales related to services rendered.

Special dividend declared in 2010	12 Months Ended
Dec. 31, 2012
Special dividend declared in 2010

12. Special dividend declared in 2010

On October 18, 2010, the board of directors of Acorn International approved and declared a special cash dividend of $0.23 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on November 15, 2010 directly from the share premium account of Acorn International. The dividend payable as of December 31, 2010 was $15,177. The balance of additional paid-in capital was reduced for the full amount of this special dividend of $20,533,690 as of December 31, 2010. As of December 31, 2011, the Group had a remaining dividend payable which amounted to $467 and was paid in 2012.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation

13. Share-based compensation

In May 2006, the Group adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Group to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Group and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and stock appreciation rights(“SARs”) are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Group’s board of directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Group.

In 2010, the Group granted restricted share units (“RSUs”) to its employees that require no exercise price with one-twelfth to vest on the last day of each three-month period during the three years following the grant date. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

In 2012, the Group granted RSUs to an officer of the Group that requires no exercise price. One-half of the RSUs granted are time-based shares which will vest one-third on the last day of each year during the three years following the grant date. The other half of the RSUs granted are performance-based which will vest upon the satisfaction of certain performance targets. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

The Group recorded compensation expense of $215,171, $129,673 and $424,445 for the years ended December 31, 2010, 2011 and 2012, respectively.

The fair value of each RSU granted in 2010 and 2012 were based on quoted market price of the Group’s ordinary share on the grant date.

A summary of the share options and SARs activities for the year ended December 31, 2012 and the information regarding the share options and SARs outstanding as of December 31, 2012 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2012	9,621,966	$2.93
Granted	—	$—
Forfeited	(5,445,884)	$3.15
Expired	(1,252,100)	$3.50
Exercised	—	$—

Share options/SARs outstanding at December 31, 2012	2,923,982	$2.27	1.96 years	$—

Share options/SARs vested or expected to vest at December 31, 2012	2,923,982	$2.27	1.96 years	$—

Share options/SAR exercisable at December 31, 2012	2,923,982	$2.27	1.96 years	$—

The weighted-average fair value of share options and SARs granted in 2010, 2011 and 2012 was nil, nil and nil, respectively. The total fair value of options and SARs vested in 2010, 2011 and 2012 was $101,859, nil and nil, respectively. The aggregate intrinsic value of options and SARs exercised in 2010, 2011 and 2012 was $18,000, $155,202 and nil, respectively.

A summary of the RSUs activities for the year ended December 31, 2012 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2012	83,282	$1.40
Granted	1,800,000	$1.43
Forfeited	(312,724)	$1.43
Vested	(50,892)	$1.40

Nonvested at December 31, 2012	1,519,666	$1.43

As of December 31, 2012, there was $2,167,483 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan, which is expected to be recognized over a weighted-average period of 2.16 years.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation

14. Taxation

Acorn International is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

China DRTV and Smooth Profit are incorporated in the British Virgin Islands and are not subject to tax in this jurisdiction.

The Group’s Hong Kong subsidiaries, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong, are subject to Hong Kong statutory income tax on their Hong Kong sourced income.

On March 16, 2007, the PRC government promulgated Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. While the New EIT Law equalizes the tax rates for domestically-owned and foreign-invested companies, preferential tax treatment would continue to be given to companies in certain encouraged sectors and to enterprises classified as high and new technology companies, whether domestically-owned or foreign-invested enterprises. The New EIT Law also provides a five-year transition period starting from its effective date for those enterprises which were established before the promulgation date of the New EIT Tax Law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. The tax rate of such enterprises will transition to the uniform tax rate of 25% within a five-year transition period and the tax holiday, which has been enjoyed by such enterprises before the effective date of the New EIT Law, may continue to be enjoyed until the end of the holiday.

Shanghai Advertising and Acorn Information, both registered in Pudong New District, Shanghai of the PRC, are subject to 22% Enterprise Income Tax (“EIT”) in 2010, 24% EIT in 2011 and 25% EIT in 2012 pursuant to the local tax preferential arrangement.

Shanghai HJX, Acorn Electronic, Beijing Youngleda, Yiyang Yukang and Zhuhai Acorn, as foreign-invested manufacturing enterprises which are scheduled to operate for at least ten years, are entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses, which can be carried forward for five years (the “Tax Holiday”). Under the New EIT Law, enterprises not generating profits before 2008 are required to commence the Tax Holiday beginning January 1, 2008. Acorn Information, as a recognized software company, is eligible for the Tax Holiday from 2005. HJX Software, as a recognized software company, is eligible for the Tax Holiday from 2009.

The Group’s remaining PRC subsidiaries are subject to the statutory rate of 25% in 2010, 2011 and 2012 in accordance with the New EIT Law.

Tax that would otherwise have been payable without tax holidays amounted to $424,875, $461,396 and $49,642 in 2010, 2011 and 2012, respectively (representing an increase in basic and diluted loss per ordinary share from operations of $0.01, $0.01 and nil in 2010, 2011 and 2012, respectively).

Under the New EIT Law and implementation regulations issued by the PRC State Council, income tax at the rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. Undistributed earnings of the Group’s PRC subsidiaries are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of these earnings in the form of dividends or otherwise in the future, the Group would be subject to PRC withholding tax at 10% or a lower treaty rate.

A deferred tax liability should be recorded for the VIEs to the extent of their accumulated profit. As the VIEs have accumulated losses, no deferred tax liability has been provided by the Group.

The Group has made its assessment of each tax position (including the potential application of interests and penalties) based solely on the technical merits of the position, and has measured the unrecognized benefits associated with the tax positions. As of December 31, 2010, 2011 and 2012, the Group had unrecognized tax benefits of approximately $3.1 million, $2.5 million and nil, respectively. The unrecognized tax benefits would impact the effective income tax if recognized. A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$3.1	$2.5
Lapse of statute of limitation	—	(0.6)	(2.5)

Unrecognized tax benefits at end of the year	$3.1	$2.5	—

As of December 31, 2010, 2011 and 2012, the amount of interests and penalties related to uncertain tax positions was immaterial. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax (expenses) benefits	$(334,277)	$(2,178,034)	$1,359,513
Deferred income tax (expenses) benefits	1,873,217	(932,962)	(3,182,139)

	$1,538,940	$(3,110,996)	(1,822,626)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(3)%	(2)%	(1)%
Effect of tax preference granted to PRC subsidiaries	(3)%	(1)%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	4%	(3)%
Change in valuation allowance	(4)%	25%	(47)%
Effect of change in tax rate on deferred tax assets/liabilities	4%	(7)%	—
Prior year provision to return adjustment	(1)%	—	—
Recognition of the unrecognized tax benefit	—	(9)%	15%

Effective tax rate	19%	35%	(11)%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Allowance and reserves	$2,829,016	$2,272,249
Accrued expenses	1,162,885	980,821
Revenue recognition difference	792,960	664,005
Advertising expenses	341,742	1,583,422
Yiyang Yukang long-term assets reduction	6,229	1,478
Net operating losses	1,769,401	5,839,789

	$6,902,233	$11,341,764
Less: valuation allowance	(3,423,584)	(10,984,254)

	$3,478,649	$357,510

Deferred tax liabilities:
Unrealized gains on trading securities	$(12,854)	$(76,119)
Fair value step up of retained investment in Shanghai Yimeng	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

Deferred tax assets were analyzed as:
Current	$3,478,649	$357,510

Deferred tax liabilities were analyzed as:
Current	$(12,854)	$(76,119)
Non-current	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

As of December 31, 2012, the Group had tax losses carrying forward of $23,622,546. The tax losses will expire between 2013 and 2017 if they are not utilized.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is not more-likely-than-not that the Group will realize the benefits of these deductible differences, thus an additional valuation allowance for approximately $7.6 million was recognized in 2012. The remainder amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.

Other income (expenses)	12 Months Ended
Dec. 31, 2012
Other income (expenses)

15. Other income (expenses)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2010	2011	2012
Interest income	$1,256,036	$2,051,101	$3,302,882
Sale of E-Roda trademark	—	—	1,942,682
Investment gain	3,360,190	5,941,960	601,793
Others	209,474	(171,147)	(92,340)

	$4,825,700	$7,821,914	$5,755,017

Income (loss) per share	12 Months Ended
Dec. 31, 2012
Income (loss) per share

16. Income (loss) per share

The computation of basic and diluted income (loss) per ordinary share from operations and extraordinary items for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$(7,236,712)	$5,123,259	$(17,926,074)

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$827,531	$—	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,923,162	89,629,395	89,965,979

Weighted average ordinary shares outstanding — diluted	88,923,162	89,796,835	89,965,979

Income (loss) per ordinary share:
—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Basic	$(0.07)	$0.06	$(0.20)

—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Diluted	$(0.07)	$0.06	$(0.20)

The Group had 14,982,854 and 4,443,648 outstanding stock options, SARs and RSUs outstanding in 2010 and 2012, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted income (loss) per share in 2010 and 2012, as the Group had net loss attributable to shareholders from operations in those periods. For the year ended December 31, 2011, the Group had total 9,621,966 outstanding stock options and SARs which could potentially dilute basic earnings per share in the future, but were excluded in the computation of diluted income (loss) per share as their exercise prices were above the average market share prices in 2011.

Share repurchase program	12 Months Ended
Dec. 31, 2012
Share repurchase program

17. Share repurchase program

In November 2012, the Group’s Board authorized a share repurchase program to repurchase a total of 7,859,550 ordinary shares (equivalent to 2,619,850 American Depositary Shares (“ADSs”)) in the form of ordinary shares and ADSs from a limited number of former company employees and their affiliates, representing the entire shareholdings in the Group held by such individuals. The purchase price is $1.1 per ordinary share (equivalent to $3.3 per ADS) was established based on, among other factors, a discount of 15.2% to the Group’s cash assets value per share as of September 30, 2012. The Group does not believe that this agreement represents a firm commitment, as there is no disincentive for performance. As such, the Group has not recorded any commitments or contingencies on the balance sheet as of December 31, 2012.

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan and Profit Appropriation

18. Mainland China contribution plan and profit appropriation

Employees of the Group in the PRC are entitled to retirement benefits calculated with reference to their salaries basis upon retirement and their length of service in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Group is required to make contributions to the government-managed retirement plan based on certain percentages of the employees’ monthly salaries. The amounts contributed by the Group were $1,427,666, $1,752,623 and $1,952,704 for the years ended December 31, 2010, 2011 and 2012, respectively.

In addition, the Group is required by law to contribute medical, unemployment, housing and other statutory benefits based on certain percentages of the employees’ monthly salaries. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed by the Group were $1,361,564, $1,819,388 and $2,036,029 for the years ended December 31, 2010, 2011 and 2012, respectively.

In accordance with relevant PRC Company Law and regulations and the Group’s Articles of Association, the Group’s PRC subsidiaries were required to appropriate 10% of their respective profit after taxation reported in their statutory financial statements prepared under the PRC GAAP to the statutory surplus reserve. The Group has statutory reserve balance of $5,442,682 and $7,547,128 as of December 31, 2011 and 2012, respectively. The appropriation of statutory surplus reserve will cease upon the balance of the statutory surplus reserve reaching 50% of the companies’ registered capital. The statutory surplus reserves may be used to make up losses or for conversion into the shareholders’ equity.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

19. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2010, 2011 and 2012 were $2,930,529, $2,801,647 and $2,216,502, respectively.

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2013	$1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465

$5,425,445

(B) Advertising commitments

As of December 31, 2012, the commitments for the advertising contracts signed by the Group were as follows:

2012	$44,153,328

Of the total commitments, $8,583,030 was prepaid as of December 31, 2012.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.

Segment and geographic information	12 Months Ended
Dec. 31, 2012
Segment and geographic information

20. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, outbound calls, Internet sales, catalogs sales, third-party bank channel sales, and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reporting segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2010	2011	2012
Cell phones	$125,074,305	$165,957,852	$64,712,559
Fitness and wellness products	402,523	12,064,447	62,629,956
Electronic learning device and dictionary	69,534,653	62,539,448	41,345,071
Collectible products	18,039,843	33,193,655	20,427,475
Health products	12,949,887	13,347,757	10,691,723
Consumer electronics	14,034,617	24,248,963	8,489,927
Cosmetics products	26,233,187	24,857,370	7,089,145
Autocare products	9,753,122	1,188,928	452,282
Other products	17,504,140	25,600,238	27,442,076

Total gross revenues	$293,526,277	$362,998,658	$243,280,214
Less: sales taxes	(285,092)	(940,745)	(706,540)

Total revenues, net	$293,241,185	$362,057,913	$242,573,674

The gross profit by segments is as follows:

Year ended December 31, 2010	Direct sales	Distribution sales	Total
Revenue, net	$195,821,308	$97,419,877	$293,241,185
Cost of revenue	106,990,383	74,732,116	181,722,499

Gross profit	$88,830,925	$22,687,761	$111,518,686

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2010, 2011 and 2012, no customer accounted for 10% or more of the Group’s net revenues.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions

21. Related party transactions

Transactions with employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the years ended December 31,
	2010	2011	2012
Sales	$10,638,174	$11,969,028	$—
Accounts receivable	142,238	928,078	9,520

These sales represented 3.6%, 3.3% and nil of the total gross revenues in 2010, 2011 and 2012, respectively. As all of the employees who own the Group’s distributors have resigned from the Group as of December 31, 2011. Therefore, no transactions with employees incurred in 2012.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets

22. Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets either in the form of dividends, loans or advances, which restricted portion amounted to $32,979,791 as of December 31, 2012. This amount is made up of the registered equity of the Group’s PRC subsidiaries and the statutory reserves disclosed in Note 18. In addition, as a result of the Group’s restructuring effective January 1, 2005, retained earnings of $20,336,734 related to the pre-restructuring companies was unavailable for distribution as a normal dividend to Acorn International in accordance with relevant PRC laws and regulations.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

23. Subsequent events

In January 2013, Acorn Consulting, a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate Acorn Consulting upon the completion of this deregistration, which resulted in the dissolution of the legal entity.

In March 2013, the Group has obtained a US dollar denominated loan of US$8.5 million and repurchased an aggregate of 7,859,550 ordinary shares (equivalent to 2,619,850 ADSs) in the form of ordinary shares and ADSs for total cash consideration of US$8.6 million.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	$4,116,849	$3,603,676
Other current assets	98,845	88,413
Amounts due from subsidiaries	9,469,035	8,909,203

Total current assets	13,684,729	12,601,292
Investments in subsidiaries	161,586,393	145,539,851

Total assets	$175,271,122	$158,141,143

Liabilities and equity
Current liabilities:
Other current liabilities	$254,486	$226,756
Dividend payable	467	—

Total current liabilities	254,953	226,756

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	945,666	946,175
Additional paid-in capital	158,095,135	158,519,071
Accumulated deficits	(2,881,542)	(20,807,616)
Accumulated other comprehensive income	30,320,856	30,720,703
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)

Total equity	175,016,169	157,914,387

Total liabilities and equity	$175,271,122	$158,141,143

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012
Operating expenses:
Other selling and marketing expenses	$1,267,745	$25,151	$—
General and administrative expenses	1,134,131	1,062,981	1,479,363

Total operating expenses	2,401,876	1,088,132	1,479,363

Loss from operations	(2,401,876)	(1,088,132)	(1,479,363)
Equity in earnings (losses) of subsidiaries	(5,395,226)	6,818,439	(16,446,388)
Other income (expenses)	1,741,519	136,105	(323)

Income (loss) before income taxes	(6,055,583)	5,866,412	(17,926,074)
Income taxes	—	—	—

Equity in losses of affiliates	(353,598)	(743,153)	—

Net income (loss) of Acorn International, Inc. shareholders	$(6,409,181)	$5,123,259	$(17,926,074)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	For the years ended December 31,
	2010	2011	2012
Net income (loss)	$(6,409,181)	$5,123,259	$(17,926,074)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities	(7,345)	21,965	—
Gains on disposition of available-for-sale securities	—	(499,019)	—
Foreign currency translation adjustments	4,924,890	8,317,804	399,847

Comprehensive income (loss) of Acorn International, Inc.	(1,491,636)	12,964,009	(17,526,227)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In US dollars, except share data)

	Ordinary shares		Additional Paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income	Treasury stock, at cost
	Shares	Amount				Shares	Amount	Total equity
Balance at January 1, 2010	93,544,748	$935,447	$176,817,203	$(1,447,020)	$17,562,561	(4,687,833)	$(11,612,546)	$182,255,645
Net loss	—	—	—	(6,409,181)	—	—	—	(6,409,181)
Unrealized losses on available-for-sales securities	—	—	—	—	(7,345)	—	—	(7,345)
Foreign currency translation adjustments	—	—	—	—	4,924,890	—	—	4,924,890
Exercise of stock options	360,000	3,600	594,000	—	—	—	—	597,600
Issuance of repurchased shares upon vesting of restricted share units	—	—	—	(148,600)	—	60,000	148,600	—
Share-based compensation	—	—	215,171	—	—	—	—	215,171
Appropriated special dividend	—	—	(20,533,690)	—	—	—	—	(20,533,690)

Balance at December 31, 2010	93,904,748	$939,047	$157,092,684	$(8,004,801)	$22,480,106	(4,627,833)	$(11,463,946)	$161,043,090
Net income	—	—	—	5,123,259	—	—	—	5,123,259
Unrealized losses on available-for-sales securities	—	—	—	—	21,965	—	—	21,965
Gains on disposition of available-for-sale securities	—	—	—	—	(499,019)	—	—	(499,019)
Foreign currency translation adjustments	—	—	—	—	8,317,804	—	—	8,317,804
Exercise of stock options	556,581	5,566	873,831	—	—	—	—	879,397
Exercise of restricted share units	105,288	1,053	(1,053)	—	—	—	—	—
Share-based compensation	—	—	129,673	—	—	—	—	129,673

Balance at December 31, 2011	94,566,617	$945,666	$158,095,135	$(2,881,542)	$30,320,856	(4,627,833)	$(11,463,946)	$175,016,169
Net loss	—	—	—	(17,926,074)	—	—	—	(17,926,074)
Foreign currency translation adjustments	—	—	—	—	399,847	—	—	399,847
Exercise of restricted share units	50,892	509	(509)	—	—	—	—	—
Share-based compensation	—	—	424,445	—	—	—	—	424,445

Balance at December 31, 2012	94,617,509	$946,175	$158,519,071	$(20,807,616)	$30,720,703	(4,627,833)	$(11,463,946)	$157,914,387

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$(6,409,181)	$5,123,259	$(17,926,074)
Share-based compensation	215,171	129,673	424,445
Equity in (earnings) losses of subsidiaries	5,395,226	(6,818,439)	16,446,388
Equity in (earnings) losses of an affiliate	(684,944)	743,153	—
Loss (Gain) on change in fair value of derivative asset	(170,690)	255,453	—
Gain on sales of long-term investment	—	(449,453)	—
Accrued interests on available-for-sale securities	(382,930)	(212,000)	—
Changes in operating assets and liabilities:
Other current assets	49,769	(30,402)	10,432
Amounts due from subsidiaries	7,440,735	(6,946,426)	559,832
Other current liabilities	(732,653)	(449,154)	(27,729)

Net cash provided by (used in) operating activities	$4,720,503	$(8,654,336)	$(512,706)

Investing activities:
Investments in subsidiaries	(449,657)	1,570,880	—
Sale of long-term investment	—	7,120,000	—

Net cash provided by (used in) investing activities	$(449,657)	$8,690,880	$—

Financing activities:
Dividends paid	(49,841,295)	(14,710)	(467)
Proceeds from exercise of stock options	597,600	879,397	—

Net cash provided by (used in) financing activities	$(49,243,695)	$864,687	$(467)

Net increase (decrease) in cash and cash equivalents	$(44,972,849)	$901,231	$(513,173)
Cash and cash equivalents at the beginning of the year	48,188,467	3,215,618	4,116,849

Cash and cash equivalents at the end of the year	$3,215,618	$4,116,849	$3,603,676

FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011, AND 2012

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Use of Estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, assumptions related to the valuation of available-for-sale debt securities and embedded derivative, useful lives and impairment of long-lived assets and goodwill, assumptions used in purchase price allocation, assumptions related to the valuation of share-based compensation and related forfeiture rates, assumptions used in determining the fair value of retained noncontrolling investment upon deconsolidation of former subsidiaries, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Fair Value of Financial Instruments

(d) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1 — Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, long-term investments, accounts payable and notes payable. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and notes payable, the carrying amounts of these financial instruments as of December 31, 2011 and 2012 were considered representative of their fair values due to their short terms to maturity.

Cash and Cash Equivalents

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB622,530,680 and RMB544,484,550 as of December 31, 2011 and 2012, respectively.

Restricted Cash

(f) Restricted cash

Under the notes payable and third-party bank channel sales arrangements with the banks, the Group is required to maintain certain cash balances in the banks based on the amounts of notes payable granted or certain fixed amounts. These balances related to the notes payable and third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $1,556,852 and $246,599 as of December 31, 2011 and 2012, respectively.

Short-Term and Long-Term Investments

(g) Short-term and long-term investments

The Group’s short-term investments consist of trading securities.

The Group’s long-term investments have consisted of available-for-sale securities and embedded derivative instruments in previous years.

Securities that the Group buys and holds principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are recorded at fair value, with unrealized gains and losses recognized in other income (expense) in the consolidated statements of operations.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.

Securities not classified as either trading securities or held-to-maturity securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of accumulated other comprehensive income or loss in equity. Realized gains or losses are recognized in the consolidated statements of operations during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.

The Group recognizes other-than-temporary impairment of debt securities in earnings if the Group has the intent to sell the debt security or if it is more-likely-than-not that the Group will be required to sell the debt security before recovery of its amortized cost basis. The Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary impairment recognized in earnings.

Derivative Instruments

(h) Derivative instruments

Derivative instruments are recognized as assets or liabilities and measured at fair value initially and at the end of each reporting period. Changes in fair value of the derivatives are recorded in the consolidated statements of operations. The Group’s derivative instruments have not qualified for hedge accounting in the past.

The Group held an investment in share options of a Japanese public company that meet the definition of a derivative instrument. In addition, one of the Group’s long-term investments contained an embedded derivative instrument that was linked to an equity index and an interest rate index. The embedded derivative was bifurcated from the host contract and accounted for separately. The Group recorded aggregate losses of $499,361 upon disposal its derivative instruments in 2011, which were included as other expenses in the consolidated statement of operations.

The Group does not hold any derivative instruments as of December 31, 2011 and 2012.

Inventory

(i) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated net realizable value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Prepaid Land Use Right

(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over the useful life of the right.

In January 2009, the Group obtained a 50-year land use right for a piece of land in Qingpu district of Shanghai for an aggregate cash consideration of $7,489,280.

In 2011, the cost of the prepaid land use right increased to $8.6 million mainly due to the land occupation tax paid in accordance with the relevant statutory laws and regulations.

Property and Equipment, Net

(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years

Acquired Intangible Assets, Net

(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Impairment of Long-Lived Assets

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment in Affiliates

(n) Investment in affiliates

The affiliated companies, in which the Group does not have significant influence, are accounted for using cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. The Group evaluates each cost method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Group evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

Revenue Recognition

(o) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through the Group’s TV direct sales and other direct sales platforms, such as internet sales, outbound calls, catalog sales, third party bank channel sales, and direct sales through print media and radio. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

Under joint sales arrangements, the Group generates direct sales net revenues from the sales of products and also receives payments from the joint sales partners based on sales of the featured products through the joint sales partners’ own distribution channels. These payments are classified as a reduction to cost of direct sales net revenues via a reduction in the purchase price of the products purchased by the Group from the joint sales partners.

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products. EMS and local delivery companies regularly report product delivery information. In 2010, 2011 and 2012, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to four weeks for EMS to return the undelivered products to the Group whereas it generally takes seven to ten days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Some distributors are given customary credit terms based on the creditworthiness.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $285,092, $940,745 and $706,540 for the years ended December 31, 2010, 2011 and 2012, respectively. Before subtracting sales taxes, gross direct sales revenues were $196,098,603, $292,290,123 and $194,220,344 and gross distribution sales revenues were $97,427,674, $70,708,535 and $49,059,870 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising Expenses

(p) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown.

Shipping and Handling Costs

(q) Shipping and handling costs

The Group records costs incurred for shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $8,945,554, $13,653,621and $15,222,530 for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating Leases

(r) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Government Subsidies

(s) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added, business and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2010, 2011 and 2012 were $2,591,538, $3,037,026 and $2,997,096, respectively.

Income Taxes

(t) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

Foreign Currency Translation

(u) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated gains through foreign currency transactions in 2010 and 2011 were $243,752 and $376,167 and the aggregated losses through foreign currency transactions in 2012 were $20,498.

Comprehensive Income (Loss)

(v) Comprehensive income (loss)

Our financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which we retrospectively adopted during 2012.

Concentration of Credit Risk

(w) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, available-for-sale securities, accounts receivable and notes receivable. All of the Group’s cash and cash equivalents and restricted cash are held with large state-owned financial institutions. The Group engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2011 and 2012, accounts receivables from EMS were $1,787,055 and $3,616,458, respectively. These amounts represented 10.7% and 25.3% of the total accounts receivables as of December 31, 2011 and 2012, respectively.

Share-Based Compensation

(x) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

Income (Loss) Per Share

(y) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Noncontrolling Interest

(z) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

Recently Issued Accounting Pronouncements

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, Impairment of Indefinite-Lived Intangible Assets, an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and is not expected to have a material impact on the Group’s consolidated financial statements.

Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries and Variable Interest Entities of Acorn International

As of December 31, 2012, the subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	November 8, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC

Summary of Financial Information of Group's Two Variable Interest Entities

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2010	2011	2012
Net revenues	$195,749,845	$290,145,402	$190,302,130

Net income	$5,243,804	$6,876,485	$1,765,918

Variable Interest Entity, Primary Beneficiary
Subsidiaries and Variable Interest Entities of Acorn International

As of December 31, 2012, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC

Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Targets

the Group was required to pay up to three additional earn-out payments equivalent to the maximum amount of $37.1 million in a combination of cash and ordinary shares, contingent on Yiyang Yukang meeting the following earnings targets for the respective periods:

Tranche	Earning targets of Yiyang Yukang for the earn-out contingent payments
First	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second	Net profit for 2009 reaches RMB120,000,000
Third	Net profit for 2010 reaches RMB120,000,000

Short-term and long-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cost and Fair Value of Trading Securities

As of December 31, 2011 and 2012, the Group’s costs and assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	December 31,
	2011		2012
	Cost	Fair Value (Level 1)	Cost	Fair Value (Level 1)
Trading securities	$9,942,304	$9,993,720	$9,966,663	$10,271,142

Investment Gain (Loss) of Trading Securities

Investment gains of trading securities for the years ended December 31, 2010, 2011 and 2012 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31,
	2010	2011	2012
Realized gains from sales of trading securities	$1,323,079	$366,131	$349,338
Unrealized holding gains	458,266	51,416	252,455

	$1,781,345	$417,547	$601,793

Summary of Changes in Level 3 Instruments

A summary of changes in Level 3 measurements for the years ended December 31, 2011 and 2012 were as follows:

	For the years ended December 31,
	2011	2012
Balance at beginning of the year	$7,050,000	$—
Redemption of the Note	(7,120,000)	—
Loss on change in fair value of embedded derivative	(255,453)	—
Realized gain transferred from accumulated other comprehensive income	449,453	—
Unrealized losses included in accumulated other comprehensive income	(336,000)	—
Accrued interest	212,000	—

Balance at end of the year	$—	$—

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of the year	$1,597,556	$673,242	$4,157,614
Charged to expenses	58,517	3,705,557	1,064,477
Charges taken against allowance	(982,831)	(221,185)	(1,094,144)

Balance at end of the year	$673,242	$4,157,614	$4,127,947

Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory

Inventory consisted of the following:

	December 31,
	2011	2012
Raw materials and work in progress	$7,052,333	$5,733,393
Finished goods and merchandise goods	25,836,312	16,886,481

	$32,888,645	$22,619,874

Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Prepaid Expenses and Current Assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2011	2012
Value-added tax recoverable	$975,098	$5,071,701
Advances to suppliers	4,808,927	4,349,344
Prepaid income tax	1,200,120	79,963
Other prepaid expenses	2,944,100	2,643,921

	$9,928,245	$12,144,929

Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Net

Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Buildings	$26,232,621	$26,812,029
Computers and office equipment	10,813,480	11,260,671
Leasehold improvements	1,376,044	2,052,740
Vehicles	946,304	925,015
Information Technology equipment	497,965	834,880
Machinery	628,868	608,700

	$40,495,282	$42,494,035
Less: accumulated depreciation and amortization	(11,137,862)	(13,503,222)

	$29,357,420	$28,990,813
Construction in progress	446,481	11,559

	$29,803,901	$29,002,372

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2011	2012
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,902,259	2,904,171

	$5,232,108	$5,234,020
Less: accumulated amortization	(3,105,512)	(3,437,654)

	$2,126,596	$1,796,366

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Other taxes payable	$3,817,175	$2,589,631
Accrued employee payroll and welfare	3,800,748	3,048,385
Other payable	7,365,382	6,387,108
Accrued expenses	1,385,094	1,332,397
Advances from customers	2,541,779	214,133

	$18,910,178	$13,571,654

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Options and Stock Appreciation Rights Activities

A summary of the share options and SARs activities for the year ended December 31, 2012 and the information regarding the share options and SARs outstanding as of December 31, 2012 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2012	9,621,966	$2.93
Granted	—	$—
Forfeited	(5,445,884)	$3.15
Expired	(1,252,100)	$3.50
Exercised	—	$—

Share options/SARs outstanding at December 31, 2012	2,923,982	$2.27	1.96 years	$—

Share options/SARs vested or expected to vest at December 31, 2012	2,923,982	$2.27	1.96 years	$—

Share options/SAR exercisable at December 31, 2012	2,923,982	$2.27	1.96 years	$—

Summary of Restricted Stock Units Activities

A summary of the RSUs activities for the year ended December 31, 2012 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2012	83,282	$1.40
Granted	1,800,000	$1.43
Forfeited	(312,724)	$1.43
Vested	(50,892)	$1.40

Nonvested at December 31, 2012	1,519,666	$1.43

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$3.1	$2.5
Lapse of statute of limitation	—	(0.6)	(2.5)

Unrecognized tax benefits at end of the year	$3.1	$2.5	—

Current and Deferred Portion of Income Tax

The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax (expenses) benefits	$(334,277)	$(2,178,034)	$1,359,513
Deferred income tax (expenses) benefits	1,873,217	(932,962)	(3,182,139)

	$1,538,940	$(3,110,996)	(1,822,626)

Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(3)%	(2)%	(1)%
Effect of tax preference granted to PRC subsidiaries	(3)%	(1)%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	1%	4%	(3)%
Change in valuation allowance	(4)%	25%	(47)%
Effect of change in tax rate on deferred tax assets/liabilities	4%	(7)%	—
Prior year provision to return adjustment	(1)%	—	—
Recognition of the unrecognized tax benefit	—	(9)%	15%

Effective tax rate	19%	35%	(11)%

Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Allowance and reserves	$2,829,016	$2,272,249
Accrued expenses	1,162,885	980,821
Revenue recognition difference	792,960	664,005
Advertising expenses	341,742	1,583,422
Yiyang Yukang long-term assets reduction	6,229	1,478
Net operating losses	1,769,401	5,839,789

	$6,902,233	$11,341,764
Less: valuation allowance	(3,423,584)	(10,984,254)

	$3,478,649	$357,510

Deferred tax liabilities:
Unrealized gains on trading securities	$(12,854)	$(76,119)
Fair value step up of retained investment in Shanghai Yimeng	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

Deferred tax assets were analyzed as:
Current	$3,478,649	$357,510

Deferred tax liabilities were analyzed as:
Current	$(12,854)	$(76,119)
Non-current	(831,006)	(833,042)

	$(843,860)	$(909,161)

	$2,634,789	$(551,651)

Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Expense)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2010	2011	2012
Interest income	$1,256,036	$2,051,101	$3,302,882
Sale of E-Roda trademark	—	—	1,942,682
Investment gain	3,360,190	5,941,960	601,793
Others	209,474	(171,147)	(92,340)

	$4,825,700	$7,821,914	$5,755,017

Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Income (Loss) Per Ordinary Share

The computation of basic and diluted income (loss) per ordinary share from operations and extraordinary items for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$(7,236,712)	$5,123,259	$(17,926,074)

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$827,531	$—	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,923,162	89,629,395	89,965,979

Weighted average ordinary shares outstanding — diluted	88,923,162	89,796,835	89,965,979

Income (loss) per ordinary share:
—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Basic	$(0.07)	$0.06	$(0.20)

—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Diluted	$(0.07)	$0.06	$(0.20)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2013	$1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465

$5,425,445

Commitments for Advertising Contracts	As of December 31, 2012, the commitments for the advertising contracts signed by the Group were as follows:

2012	$44,153,328

Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Revenues by Each Group of Similar Products

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2010	2011	2012
Cell phones	$125,074,305	$165,957,852	$64,712,559
Fitness and wellness products	402,523	12,064,447	62,629,956
Electronic learning device and dictionary	69,534,653	62,539,448	41,345,071
Collectible products	18,039,843	33,193,655	20,427,475
Health products	12,949,887	13,347,757	10,691,723
Consumer electronics	14,034,617	24,248,963	8,489,927
Cosmetics products	26,233,187	24,857,370	7,089,145
Autocare products	9,753,122	1,188,928	452,282
Other products	17,504,140	25,600,238	27,442,076

Total gross revenues	$293,526,277	$362,998,658	$243,280,214
Less: sales taxes	(285,092)	(940,745)	(706,540)

Total revenues, net	$293,241,185	$362,057,913	$242,573,674

Gross Profit by Segments

The gross profit by segments is as follows:

Year ended December 31, 2010	Direct sales	Distribution sales	Total
Revenue, net	$195,821,308	$97,419,877	$293,241,185
Cost of revenue	106,990,383	74,732,116	181,722,499

Gross profit	$88,830,925	$22,687,761	$111,518,686

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Details of Transactions with Employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the years ended December 31,
	2010	2011	2012
Sales	$10,638,174	$11,969,028	$—
Accounts receivable	142,238	928,078	9,520

Organization and Principal Activities - Additional Information (Detail)	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Acorn International Entity Shareholder	Dec. 31, 2011 Acorn Hong Kong USD ($)	Dec. 31, 2011 Acorn Hong Kong HKD	Dec. 31, 2011 Acorn Hong Kong USD ($)	Jan. 31, 2010 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2009 Shanghai An-Nai-Chi	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") USD ($)	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") CNY	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum USD ($)	Dec. 31, 2012 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum CNY
Organization and Principal Activities [Line Items]
Date of incorporation					Dec 20, 2005						Aug 27, 2004	Aug 27, 2004
Cash injection to one of Group's subsidiary									$ 1,500,000
Percentage of ownership interest										51.00%
Equity method percentage of ownership interest									33.20%
Percentage of ownership interest sold						51.00%	51.00%	51.00%
Proceeds from disposal of equity interest in consolidated subsidiary						800,000	6,100,000
Gain from sale of Acorn Hong Kong	55,379							55,379
Number of VIEs which hold direct sales licenses					2
Variable interest entity, ownership percentage					100.00%
Number of shareholders					2
Approximate interest-free loans to the shareholders of the VIEs											25,900,000	162,500,000
Approximate additional interest-free loans to the shareholders of the VIEs													$ 4,800,000	30,400,000
Percentage of total common shares issued and outstanding					12.20%
Percentage contribution of VIEs, consolidated net revenues		78.50%	80.10%	66.80%
Percentage contribution of VIEs, total assets		12.50%	14.80%
Percentage contribution of VIEs, total liabilities		25.50%	23.10%

Subsidiaries of Acorn International (Detail)	12 Months Ended
Dec. 31, 2012
China DRTV, Inc. ("China DRTV")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Mar 4, 2004
Place of incorporation	BVI
Smooth Profit Limited ("Smooth Profit")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Sep 18, 2007
Place of incorporation	BVI
MK AND T Communications Limited ("MK AND T")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct 27, 1998
Place of incorporation	Hong Kong
Bright Rainbow Investments Limited ("Bright Rainbow")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct 29, 2007
Place of incorporation	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. ("Shanghai Advertising")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug 19, 2004
Place of incorporation	PRC
Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug 23, 2004
Place of incorporation	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. ("Acorn Electronic")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug 23, 2004
Place of incorporation	PRC
Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Aug 27, 2004
Place of incorporation	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. ("Beijing Youngleda")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Oct 20, 2004
Place of incorporation	PRC
Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Nov 29, 2005
Place of incorporation	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. ("Zhuhai Sunrana")
Organization and Principal Activities [Line Items]
Percentage of ownership	51.00%
Date of incorporation	Jun 16, 2006
Place of incorporation	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. ("Acorn Consulting")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Nov 8, 2006
Place of incorporation	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. ("Zhuhai Acorn")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Sep 26, 2006
Place of incorporation	PRC
Beijing HJZX Software Technology Development Co., Ltd. ("Beijing HJZX")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jan 22, 2007
Place of incorporation	PRC
Zhongshan Meijin Digital Technology Co., Ltd. ("Zhongshan Meijin")
Organization and Principal Activities [Line Items]
Percentage of ownership	75.00%
Date of incorporation	Feb 13, 2007
Place of incorporation	PRC
Acorn Trade (Shanghai) Co., Ltd. ("Acorn Trade")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Dec 13, 2007
Place of incorporation	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. ("HJX Software")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	May 12, 2009
Place of incorporation	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. ("Wuxi Acorn")
Organization and Principal Activities [Line Items]
Percentage of ownership	100.00%
Date of incorporation	Jan 29, 2010
Place of incorporation	PRC

Variable Interest (Detail)	12 Months Ended
Dec. 31, 2012
Beijing Acorn Trade Co., Ltd. ("Beijing Acorn")
Variable Interest Entity [Line Items]
Date of incorporation	Mar 19, 1998
Place of incorporation	PRC
Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network")
Variable Interest Entity [Line Items]
Date of incorporation	Nov 2, 2004
Place of incorporation	PRC

Summary of Financial Information of Group's Two Variable Interest Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Net revenues	$ 242,573,674	$ 362,057,913	$ 293,241,185
Net income	(17,926,074)	5,123,259	(6,409,181)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	190,302,130	290,145,402	195,749,845
Net income	$ 1,765,918	$ 6,876,485	$ 5,243,804

Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 China Express Mail Service Corporation USD ($)	Dec. 31, 2011 China Express Mail Service Corporation USD ($)	Dec. 31, 2011 Other Expense USD ($)	Jan. 31, 2009 Land Use Rights USD ($)	Dec. 31, 2011 Land Use Rights USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash				544,484,550	622,530,680
Restricted cash	246,599	1,556,852
Loss on disposal of derivative instrument								(499,361)
Acquired intangible assets useful life									50 years		5 years	15 years
Aggregate cash consideration of land use right									7,489,280
Cost of prepaid land use right										8,600,000
Sales taxes	706,540	940,745	285,092
Gross direct sales revenues	194,220,344	292,290,123	196,098,603
Gross distribution sales revenues	49,059,870	70,708,535	97,427,674
Shipping and handling costs	15,222,530	13,653,621	8,945,554
Government subsidies	2,997,096	3,037,026	2,591,538
Gain (loss) on foreign currency transactions	20,498	376,167	243,752
Accounts receivables	$ 14,279,638	$ 16,693,959				$ 3,616,458	$ 1,787,055
Percentage of accounts receivables						25.30%	10.70%

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	20 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life description	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years
Computers and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Computers and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	4 years

Acquisition - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 24, 2008
Business Acquisition [Line Items]
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax	$ 827,531
Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang")
Business Acquisition [Line Items]
Percentage of ownership interest acquired			100.00%
Maximum earn-out payments in a combination of cash and ordinary shares			37,100,000
Business combination liability incurred as a result of first contingent consideration resolved		1,103,015
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax	$ 827,531

Earnings Targets (Detail) (Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang"))	1 Months Ended
Dec. 24, 2008
First Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2009 reaches RMB120,000,000
Third Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2010 reaches RMB120,000,000

Earnings Targets (Parenthetical) (Detail) (Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang"), CNY)	1 Months Ended
Dec. 24, 2008
First Tranche | Earnings Targets Twenty Zero Eight
Business Acquisition [Line Items]
Net profit	60,000,000
First Tranche | Earnings Targets First Quarter Twenty Zero Nine
Business Acquisition [Line Items]
Net profit	40,000,000
Second Tranche | Earnings Targets Twenty Zero Nine
Business Acquisition [Line Items]
Net profit	120,000,000
Third Tranche | Earnings Targets Twenty Ten
Business Acquisition [Line Items]
Net profit	120,000,000

Cost and Fair Value of Trading Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 9,966,663	$ 9,942,304
Fair value	$ 10,271,142	$ 9,993,720

Investment Gain (Loss) of Trading Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains from sales of trading securities	$ 349,338	$ 366,131	$ 1,323,079
Unrealized holding gains	252,455	51,416	458,266
Net Realized and Unrealized Gain (Loss) on Trading Securities, Total	$ 601,793	$ 417,547	$ 1,781,345

Short-Term and Long-Term Investments - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Aug. 03, 2011 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note USD ($)	Dec. 31, 2010 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note Maximum	Aug. 31, 2007 Index-linked note Minimum	Dec. 31, 2011 Note B - embedded derivative USD ($)	Dec. 31, 2010 Note B - embedded derivative USD ($)	Nov. 30, 2009 Acorn Hong Kong USD ($)	Nov. 30, 2009 Acorn Hong Kong Maximum Japanese Company	Nov. 16, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Common Stock JPY (¥)	Nov. 30, 2009 Acorn Hong Kong Common Stock	Dec. 31, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option JPY (¥)	Dec. 31, 2011 Acorn Hong Kong Stock Option USD ($)	Nov. 30, 2009 Acorn Hong Kong Stock Options USD ($)	Dec. 31, 2010 Acorn Hong Kong Stock Options USD ($)
Investment [Line Items]
Investment share purchased													950,000					450
Ordinary share, share subscriptions									1,000
Cash consideration to purchase investment									$ 1,541,142
Percentage of ownership interest										20.00%
Option exercise period									3 years
Value of share options																		185,818	243,914
Gain due to changes in fair value of derivative																			28,722
Investment share disposed											950,000	950,000			450	450
Proceeds from disposal of investment		7,120,000									1,500,000	111,800,000			6	450
Gain (Loss) on sales of long-term investment	546,642						(255,453)							97,189			(243,908)
Contractual variable interest rate					12.00%	0.00%
Maturity date of note			Aug 3, 2019
Initial fair values of embedded derivative			5,287,940
Long-term investments								848,000
Gain on sales of long-term investment				$ 170,690

Summary of Changes in Level 3 Instruments (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of the year	$ 7,050,000
Redemption of the Note	(7,120,000)
Loss on change in fair value of embedded derivative	(255,453)
Realized gain transferred from accumulated other comprehensive income	449,453
Unrealized losses included in accumulated other comprehensive income	(336,000)
Accrued interest	$ 212,000

Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 4,157,614	$ 673,242	$ 1,597,556
Charged to expenses	1,064,477	3,705,557	58,517
Charges taken against allowance	(1,094,144)	(221,185)	(982,831)
Balance at end of the year	$ 4,127,947	$ 4,157,614	$ 673,242

Inventory (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials and work in progress	$ 5,733,393	$ 7,052,333
Finished goods and merchandise goods	16,886,481	25,836,312
Inventory	$ 22,619,874	$ 32,888,645

Inventory - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Inventory write down	$ 4,499,539	$ 6,706,376

Other Prepaid Expenses and Current Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Value-added tax recoverable	$ 5,071,701	$ 975,098
Advances to suppliers	4,349,344	4,808,927
Prepaid income tax	79,963	1,200,120
Other prepaid expenses	2,643,921	2,944,100
Other prepaid expenses and current assets, net of allowance for doubtful accounts	$ 12,144,929	$ 9,928,245

Other Prepaid Expenses and Current Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other prepaid expenses and current assets, allowance for doubtful accounts		$ 96,836	$ 36,424
Allowance for doubtful accounts, reversed	$ 21,080

Property and Equipment Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 42,494,035	$ 40,495,282
Less: accumulated depreciation and amortization	(13,503,222)	(11,137,862)
Property Plant And Equipment Excluding Construction In Progress, Total	28,990,813	29,357,420
Construction in progress	11,559	446,481
Property and equipment, net	29,002,372	29,803,901
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	26,812,029	26,232,621
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,260,671	10,813,480
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,052,740	1,376,044
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	925,015	946,304
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	834,880	497,965
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 608,700	$ 628,868

Property and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 3,307,549	$ 3,071,191	$ 2,200,616

Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,234,020	$ 5,232,108
Less: accumulated amortization	(3,437,654)	(3,105,512)
Acquired intangible assets, net	1,796,366	2,126,596
Distribution networks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,329,849	2,329,849
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,904,171	$ 2,902,259

Acquired Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 330,220	$ 439,965	$ 477,082
Estimated amortization expense, 2013	316,006
Estimated amortization expense, 2014	301,699
Estimated amortization expense, 2015	301,699
Estimated amortization expense, 2016	301,699
Estimated amortization expense, 2017	$ 221,583

Investments in Affiliates - Additional Information (Detail)	12 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2011 Kela Jewelry Investment Limited USD ($)	May 31, 2011 Kela Jewelry Investment Limited CNY	Jul. 31, 2008 Kela Jewelry Investment Limited USD ($)	Dec. 31, 2011 Kela Jewelry Investment Limited USD ($)	Dec. 31, 2010 Kela Jewelry Investment Limited USD ($)	Jul. 31, 2010 Kela Jewelry Investment Limited	Oct. 31, 2009 Kela Jewelry Investment Limited	Apr. 30, 2010 Kyobi Cosmetics Limited USD ($)	Apr. 30, 2010 Kyobi Cosmetics Limited CNY	Jun. 30, 2009 Kyobi Cosmetics Limited USD ($)	Jun. 30, 2009 Kyobi Cosmetics Limited CNY	Dec. 31, 2010 Kyobi Cosmetics Limited USD ($)	Dec. 31, 2009 Kyobi Cosmetics Limited USD ($)	Jan. 31, 2010 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2011 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2010 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2009 Shanghai An-Nai-Chi	Dec. 31, 2011 Shanghai Yimeng Software Technology Co Ltd	Dec. 31, 2010 Shanghai Yimeng Software Technology Co Ltd	Jun. 30, 2009 Shanghai Yimeng Software Technology Co Ltd USD ($)	Dec. 31, 2005 Shanghai Yimeng Software Technology Co Ltd	Dec. 31, 2012 China Branding Company Limited USD ($)	Dec. 31, 2012 China Branding Company Limited Board of Directors Chairman
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						30.00%			22.10%	35.00%			26.00%	26.00%			33.20%								9.30%	7.60%
Payments to acquire equity method investments	$ 1,300,000					$ 1,200,000							$ 1,200,000	8,000,000											$ 1,300,000
Sale of investments in affiliates		6,106,399	1,882,862	6,100,000	39,600,000						1,200,000	8,000,000
Gains from sale of investment in affiliate		5,421,753	404,750				5,421,753								404,750
Equity in losses of affiliates		(771,720)	(796,721)				(28,567)	(443,123)								(403,986)		(743,153)	(353,598)
Percentage of ownership interest																				51.00%				51.00%
Cash injection to one of Group's subsidiary																	1,500,000
Fair value of equity method ownership interest																	1,100,000
Equity method investment carrying amount																		0
Percentage of ownership interest sold																						1.80%	33.00%
Cost method percentage of ownership interest																					12.90%	16.20%	18.00%
Fair value of Cost method ownership interest																							$ 4,200,000

Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 2,589,631	$ 3,817,175
Accrued employee payroll and welfare	3,048,385	3,800,748
Other payable	6,387,108	7,365,382
Accrued expenses	1,332,397	1,385,094
Advances from customers	214,133	2,541,779
Accrued expenses and other current liabilities	$ 13,571,654	$ 18,910,178

Accrued Expenses and Other Current Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Value-added tax rate	17.00%
Business tax rate	5.00%

Special Dividend Declared in 2010 - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 18, 2010	Dec. 31, 2010	Dec. 31, 2011
Dividends Payable [Line Items]
Special cash dividend declared	$ 0.23
Special cash dividend, record date	Nov 15, 2010
Dividend payable		$ 15,177	$ 467
Appropriated special dividend		20,533,690
Additional Paid in Capital
Dividends Payable [Line Items]
Appropriated special dividend		$ 20,533,690

Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2006	May 31, 2006 Stock Options	May 31, 2006 Stock Appreciation Rights (SARs)	May 31, 2006 Stock Options And Stock Appreciation Rights	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, authorized ordinary shares for issuance				24,133,000
Share-based compensation arrangements, awards expiration period					10 years	6 years
Share-based compensation arrangements, percentage of awards vesting upon grant							25.00%
Share-based compensation arrangements, percentage of awards remaining to vest							75.00%
Share-based compensation arrangements, awards vesting period							3 years	3 years	3 years
Share-based compensation arrangements, awards to vest on the last day of each three-month period									8.33%
Share-based compensation arrangements, awards to vest on the last day of each year								33.33%
Share-based compensation arrangements, compensation expense	$ 424,445	$ 129,673	$ 215,171
Weighted-average fair value of share options and SARs granted	$ 0	$ 0	$ 0
Total fair value of options and SARs vested	0	0	101,859
Aggregate intrinsic value of options and SARs exercised	0	155,202	18,000
Unrecognized compensation cost related to non-vested share-based compensation arrangements	$ 2,167,483
Unrecognized compensation cost related to non-vested share-based compensation arrangements, weighted-average recognition period	2 years 1 month 28 days

Summary of Share Options and Stock Appreciation Rights Activities (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number of share options / SARs
Share options/SARs outstanding at January 1, 2012	9,621,966
Granted
Forfeited	(5,445,884)
Expired	(1,252,100)
Exercised
Share options/SARs outstanding at December 31, 2012	2,923,982
Share options/SARs vested or expected to vest at December 31, 2012	2,923,982
Share options/SAR exercisable at December 31, 2012	2,923,982
Weighted Average Exercise Price
Share options/SARs outstanding at January 1, 2012	$ 2.93
Granted
Forfeited	$ 3.15
Expired	$ 3.5
Exercised
Share options/SARs outstanding at December 31, 2012	$ 2.27
Share options/SARs vested or expected to vest at December 31, 2012	$ 2.27
Share options/SAR exercisable at December 31, 2012	$ 2.27
Weighted Average Remaining Contractual Life
Share options/SARs outstanding at December 31, 2012	1 year 11 months 16 days
Share options/SARs vested or expected to vest at December 31, 2012	1 year 11 months 16 days
Share options/SAR exercisable at December 31, 2012	1 year 11 months 16 days
Aggregate Intrinsic Value
Share options/SARs outstanding at December 31, 2012
Share options/SARs vested or expected to vest at December 31, 2012
Share options/SAR exercisable at December 31, 2012

Summary of Restricted Stock Units Activities (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Number of RSUs
Nonvested at January 1, 2012	83,282
Granted	1,800,000
Forfeited	(312,724)
Vested	(50,892)
Nonvested at December 31, 2012	1,519,666
Weighted average grant date fair value
Nonvested at January 1, 2012	$ 1.4
Granted	$ 1.43
Forfeited	$ 1.43
Vested	$ 1.4
Nonvested at December 31, 2012	$ 1.43

Taxation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Tax exemption period	2 years
Tax rate reduction period	3 years
Tax rate reduction starting from the first profit making year	50.00%
Tax holiday	5 years
Tax payable without tax holidays	$ 49,642	$ 461,396	$ 424,875
Increase (decrease) in basic and diluted loss per ordinary share from continuing operations due to tax holidays	$ 0	$ 0.01	$ 0.01
Unrecognized tax benefits would impact the effective if recognized	0	2,500,000	3,100,000
Income tax losses carrying forward	23,622,546
Valuation allowances recognized	$ 7,600,000
Maximum
Income Taxes [Line Items]
Income tax losses carrying forward, expiration year	2017
Minimum
Income Taxes [Line Items]
Foreign invested manufacturing enterprises, scheduled operational period	10 years
Income tax losses carrying forward, expiration year	2013
CHINA
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
Enterprise income tax rate, effective date	2008-01-01
Enterprise Income Tax law, transition period	5 years
CHINA | Shanghai Acorn Advertising Broadcasting Co., Ltd. ("Shanghai Advertising")
Income Taxes [Line Items]
Corporate income tax, pursuant to local tax preferential arrangement	25.00%	24.00%	22.00%
CHINA | Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information")
Income Taxes [Line Items]
Corporate income tax, pursuant to local tax preferential arrangement	25.00%	24.00%	22.00%
Non-resident Enterprises | CHINA
Income Taxes [Line Items]
Income tax rate	10.00%
Subsidiaries | CHINA | Maximum
Income Taxes [Line Items]
Dividend withholding tax rate	10.00%
Subsidiaries | CHINA | Non-Transfer Pricing Matters | Maximum
Income Taxes [Line Items]
Income tax examination year under examination	2012
Subsidiaries | CHINA | Non-Transfer Pricing Matters | Minimum
Income Taxes [Line Items]
Income tax examination year under examination	2008
Subsidiaries | CHINA | Transfer Pricing Matters | Maximum
Income Taxes [Line Items]
Income tax examination year under examination	2012
Subsidiaries | CHINA | Transfer Pricing Matters | Minimum
Income Taxes [Line Items]
Income tax examination year under examination	2002

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of the year	$ 2.5	$ 3.1	$ 3.1
Lapse of statute of limitation	(2.5)	(0.6)
Unrecognized tax benefits at end of the year		$ 2.5	$ 3.1

Current and Deferred Portion of Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current income tax (expenses) benefits	$ 1,359,513	$ (2,178,034)	$ (334,277)
Deferred income tax (expenses) benefits	(3,182,139)	(932,962)	1,873,217
Income tax (expenses) benefits	$ (1,822,626)	$ (3,110,996)	$ 1,538,940

Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(1.00%)	(2.00%)	(3.00%)
Effect of tax preference granted to PRC subsidiaries		(1.00%)	(3.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction	(3.00%)	4.00%	1.00%
Change in valuation allowance	(47.00%)	25.00%	(4.00%)
Effect of change in tax rate on deferred tax assets/liabilities		(7.00%)	4.00%
Prior year provision to return adjustment			(1.00%)
Recognition of the unrecognized tax benefit	15.00%	(9.00%)
Effective tax rate	(11.00%)	35.00%	19.00%

Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance and reserves	$ 2,272,249	$ 2,829,016
Accrued expenses	980,821	1,162,885
Revenue recognition difference	664,005	792,960
Advertising expenses	1,583,422	341,742
Yiyang Yukang long-term assets reduction	1,478	6,229
Net operating losses	5,839,789	1,769,401
Deferred Tax Assets, Gross, Total	11,341,764	6,902,233
Less: valuation allowance	(10,984,254)	(3,423,584)
Deferred Tax Assets, Net of Valuation Allowance, Total	357,510	3,478,649
Deferred tax liabilities:
Unrealized gains on trading securities	(76,119)	(12,854)
Fair value step up of retained investment in Shanghai Yimeng	(833,042)	(831,006)
Deferred Tax Liabilities, Net	(909,161)	(843,860)
Deferred Tax Assets, Net, Total	(551,651)	2,634,789
Deferred tax assets were analyzed as:
Current	357,510	3,478,649
Deferred tax liabilities were analyzed as:
Current	(76,119)	(12,854)
Non-current	(833,042)	(831,006)
Deferred Tax Liabilities, Net	(909,161)	(843,860)
Deferred Tax Assets, Net	$ (551,651)	$ 2,634,789

Other Income (Expense) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income And Other Expense Disclosure [Line Items]
Interest income	$ 3,302,882	$ 2,051,101	$ 1,256,036
Sale of E-Roda trademark	1,942,682
Investment gain	601,793	5,941,960	3,360,190
Others	(92,340)	(171,147)	209,474
Other income	$ 5,755,017	$ 7,821,914	$ 4,825,700

Computation of Basic and Diluted Income (Loss) Per Ordinary Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations - basic and diluted	$ (17,926,074)	$ 5,123,259	$ (7,236,712)
Net income attributable to Acorn International, Inc. shareholders from extraordinary items - basic and diluted			$ 827,531
Denominator:
Weighted average ordinary shares outstanding - basic	89,965,979	89,629,395	88,923,162
Weighted average ordinary shares outstanding - diluted	89,965,979	89,796,835	88,923,162
Income (loss) per ordinary share:
-Operations	$ (0.2)	$ 0.06	$ (0.08)
-extraordinary items			$ 0.01
Basic	$ (0.2)	$ 0.06	$ (0.07)
-Operations	$ (0.2)	$ 0.06	$ (0.08)
-extraordinary items			$ 0.01
Diluted	$ (0.2)	$ 0.06	$ (0.07)

Income (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted income (loss) per share	4,443,648	9,621,966	14,982,854

Share Repurchase Program - Additional Information (Detail) (USD $)	1 Months Ended
	Sep. 30, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 American Depository Share
Equity, Class of Treasury Stock [Line Items]
Shares authorized to repurchase, shares		7,859,550	2,619,850
Purchase price, per share		$ 1.1	$ 3.3
Discount of stock repurchased, percentage	15.20%

Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contribution towards retirement plan	$ 1,952,704	$ 1,752,623	$ 1,427,666
Employer contribution towards benefit plan	2,036,029	1,819,388	1,361,564
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Statutory reserve balance	$ 7,547,128	$ 5,442,682
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	$ 2,216,502	$ 2,801,647	$ 2,930,529
Prepaid advertising expense	8,562,723	11,654,922
Contracts
Commitments and Contingencies [Line Items]
Prepaid advertising expense	$ 8,583,030

Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) (USD $)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465
Operating Leases, Future Minimum Payments Due, Total	$ 5,425,445

Commitments for Advertising Contracts (Detail) (USD $)	Dec. 31, 2012
Commitments and Contingencies [Line Items]
2012	$ 44,153,328

Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of operating and reporting segments	2

Revenues by Each Group of Similar Products (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total gross revenues	$ 243,280,214	$ 362,998,658	$ 293,526,277
Less: sales taxes	(706,540)	(940,745)	(285,092)
Total revenues, net	242,573,674	362,057,913	293,241,185
Cell phones
Segment Reporting Information [Line Items]
Total gross revenues	64,712,559	165,957,852	125,074,305
Fitness and wellness products
Segment Reporting Information [Line Items]
Total gross revenues	62,629,956	12,064,447	402,523
Electronic learning device and dictionary
Segment Reporting Information [Line Items]
Total gross revenues	41,345,071	62,539,448	69,534,653
Collectible products
Segment Reporting Information [Line Items]
Total gross revenues	20,427,475	33,193,655	18,039,843
Health products
Segment Reporting Information [Line Items]
Total gross revenues	10,691,723	13,347,757	12,949,887
Consumer electronics
Segment Reporting Information [Line Items]
Total gross revenues	8,489,927	24,248,963	14,034,617
Cosmetics products
Segment Reporting Information [Line Items]
Total gross revenues	7,089,145	24,857,370	26,233,187
Autocare products
Segment Reporting Information [Line Items]
Total gross revenues	452,282	1,188,928	9,753,122
Other products
Segment Reporting Information [Line Items]
Total gross revenues	$ 27,442,076	$ 25,600,238	$ 17,504,140

Gross Profit By Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue, net	$ 242,573,674	$ 362,057,913	$ 293,241,185
Cost of revenue	131,946,586	205,943,808	181,722,499
Gross profit	110,627,088	156,114,105	111,518,686
Direct Sales
Segment Reporting Information [Line Items]
Revenue, net	193,614,500	291,524,509	195,821,308
Cost of revenue	96,471,502	160,359,667	106,990,383
Gross profit	97,142,998	131,164,842	88,830,925
Distribution Sale
Segment Reporting Information [Line Items]
Revenue, net	48,959,174	70,533,404	97,419,877
Cost of revenue	35,475,084	45,584,141	74,732,116
Gross profit	$ 13,484,090	$ 24,949,263	$ 22,687,761

Details of Transactions with Employees (Detail) (Employees, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Employees
Related Party Transaction [Line Items]
Sales	$ 11,969,028	$ 10,638,174
Accounts receivable	$ 928,078	$ 142,238	$ 9,520

Related Party Transactions - Additional Information (Detail) (Employees)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees
Related Party Transaction [Line Items]
Related party sales revenue as a percentage of total gross revenues	0.00%	3.30%	3.60%

Restricted Net Assets - Additional Information (Detail) (Subsidiaries, USD $)	Dec. 31, 2012
Subsidiaries
Restricted net assets	$ 32,979,791
Retained earnings unavailable for distribution as a normal dividend	$ 20,336,734

Subsequent Events - Additional information (Detail) (Subsequent Event, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
Mar. 31, 2013
Subsequent Events [Line Items]
Proceeds from US dollar denominated loan	$ 8.5
Number of ordinary shares repurchased	7,859,550
Payment for repurchase of shares	$ 8.6
American Depositary Share
Subsequent Events [Line Items]
Number of ordinary shares repurchased	2,619,850

Financial Information of Parent Company Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 90,975,155	$ 111,180,139	$ 91,667,392	$ 142,952,944
Total current assets	159,509,310	197,362,277
Total assets	207,396,564	245,675,671
Current liabilities:
Dividend payable		467	15,177
Total current liabilities	26,762,344	47,950,105
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	161,056,595	160,632,659
Accumulated deficits	(1,965,802)	15,960,272
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	179,293,725	196,395,507
Total liabilities and equity	207,396,564	245,675,671
Parent Company
Current assets:
Cash and cash equivalents	3,603,676	4,116,849	3,215,618	48,188,467
Other current assets	88,413	98,845
Amounts due from subsidiaries	8,909,203	9,469,035
Total current assets	12,601,292	13,684,729
Investments in subsidiaries	145,539,851	161,586,393
Total assets	158,141,143	175,271,122
Current liabilities:
Other current liabilities	226,756	254,486
Dividend payable		467
Total current liabilities	226,756	254,953
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	158,519,071	158,095,135
Accumulated deficits	(20,807,616)	(2,881,542)
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	157,914,387	175,016,169	161,043,090	182,255,645
Total liabilities and equity	$ 158,141,143	$ 175,271,122

Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,617,509	94,566,617
Ordinary shares, shares outstanding	89,989,676	89,938,784
Treasury stock, shares	4,627,833	4,627,833

Financial Information of Parent Company Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Other selling and marketing expenses	$ 50,346,118	$ 59,854,030	$ 43,376,505
General and administrative expenses	27,070,799	31,680,711	25,434,172
Total operating expenses	132,477,874	155,013,887	124,303,728
Loss from operations	(21,850,786)	1,100,218	(12,785,042)
Other income (expenses)	5,755,017	7,821,914	4,825,700
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(16,095,769)	8,922,132	(7,959,342)
Income taxes	(1,822,626)	(3,110,996)	1,538,940
Equity in losses of affiliates		(771,720)	(796,721)
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Parent Company
Operating expenses:
Other selling and marketing expenses		25,151	1,267,745
General and administrative expenses	1,479,363	1,062,981	1,134,131
Total operating expenses	1,479,363	1,088,132	2,401,876
Loss from operations	(1,479,363)	(1,088,132)	(2,401,876)
Equity in earnings (losses) of subsidiaries	(16,446,388)	6,818,439	(5,395,226)
Other income (expenses)	(323)	136,105	1,741,519
Income (loss) before income taxes, equity in losses of affiliates and extraordinary items	(17,926,074)	5,866,412	(6,055,583)
Income taxes
Equity in losses of affiliates		(743,153)	(353,598)
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (17,926,074)	$ 5,123,259	$ (6,409,181)

Financial Information of Parent Company Statement of Other Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss) of Acorn International, Inc.	(17,526,227)	12,964,009	(1,491,636)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Other comprehensive income, net of tax
Unrealized gains (loss) on available-for-sale securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Comprehensive income (loss) of Acorn International, Inc.	$ (17,526,227)	$ 12,964,009	$ (1,491,636)

Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 196,395,507
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Unrealized losses on available-for-sales securities		(65,935)	108,213
Gains on disposition of available-for-sale securities		(546,642)
Foreign currency translation adjustments	400,568	8,338,882	4,938,716
Exercise of stock options		879,397	597,600
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	179,293,725	196,395,507
Parent Company
Beginning Balance	175,016,169	161,043,090	182,255,645
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Exercise of stock options		879,397	597,600
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	157,914,387	175,016,169	161,043,090
Ordinary shares
Exercise of stock options (in shares)		556,581	360,000
Exercise of stock options		5,566	3,600
Exercise of restricted share units (in shares)	50,892	105,288
Exercise of restricted share units	509	1,053
Ordinary shares | Parent Company
Beginning Balance (in shares)	94,566,617	93,904,748	93,544,748
Beginning Balance	945,666	939,047	935,447
Exercise of stock options (in shares)		556,581	360,000
Exercise of stock options		5,566	3,600
Exercise of restricted share units (in shares)	50,892	105,288
Exercise of restricted share units	509	1,053
Ending Balance (in shares)	94,617,509	94,566,617	93,904,748
Ending Balance	946,175	945,666	939,047
Additional paid-in capital
Exercise of stock options		873,831	594,000
Exercise of restricted share units	(509)	(1,053)
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Additional paid-in capital | Parent Company
Beginning Balance	158,095,135	157,092,684	176,817,203
Exercise of stock options		873,831	594,000
Exercise of restricted share units	(509)	(1,053)
Share-based compensation	424,445	129,673	215,171
Appropriated special dividend			(20,533,690)
Ending Balance	158,519,071	158,095,135	157,092,684
Retained earnings (deficit)
Issuance of repurchased shares upon vesting of restricted share units			(148,600)
Retained earnings (deficit) | Parent Company
Beginning Balance	(2,881,542)	(8,004,801)	(1,447,020)
Net income (loss)	(17,926,074)	5,123,259	(6,409,181)
Issuance of repurchased shares upon vesting of restricted share units			(148,600)
Ending Balance	(20,807,616)	(2,881,542)	(8,004,801)
Accumulated other comprehensive income
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Accumulated other comprehensive income | Parent Company
Beginning Balance	30,320,856	22,480,106	17,562,561
Unrealized losses on available-for-sales securities		21,965	(7,345)
Gains on disposition of available-for-sale securities		(499,019)
Foreign currency translation adjustments	399,847	8,317,804	4,924,890
Ending Balance	30,720,703	30,320,856	22,480,106
Treasury stock
Issuance of repurchased shares upon vesting of restricted share units			148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)			60,000
Treasury stock | Parent Company
Beginning Balance (in shares)			(4,687,833)
Beginning Balance			(11,612,546)
Issuance of repurchased shares upon vesting of restricted share units			148,600
Issuance of repurchased shares upon vesting of restricted share units (in shares)			60,000
Ending Balance (in shares)	(4,627,833)	(4,627,833)	(4,627,833)
Ending Balance	$ (11,463,946)	$ (11,463,946)	$ (11,463,946)

Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (17,926,074)	$ 5,123,259	$ (6,409,181)
Share-based compensation	424,445	129,673	215,171
Loss (Gain) on change in fair value of derivative asset		306,483	(199,412)
Gain on sales of long-term investment		(546,642)
Accrued interests on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(17,578,047)	10,871,810	1,981,723
Investing activities:
Investments in subsidiaries	(1,300,000)
Sale of long-term investment		8,572,520
Net cash provided by (used in) investing activities	(2,896,282)	2,033,411	(7,489,312)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Net increase (decrease) in cash and cash equivalents	(20,204,984)	19,512,747	(51,285,552)
Cash and cash equivalents at the beginning of the year	111,180,139	91,667,392	142,952,944
Cash and cash equivalents at the end of the year	90,975,155	111,180,139	91,667,392
Parent Company
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	(17,926,074)	5,123,259	(6,409,181)
Share-based compensation	424,445	129,673	215,171
Equity in (earnings) losses of subsidiaries	16,446,388	(6,818,439)	5,395,226
Equity in (earnings) losses of an affiliate		743,153	(684,944)
Loss (Gain) on change in fair value of derivative asset		255,453	(170,690)
Gain on sales of long-term investment		(449,453)
Accrued interests on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Other current assets	10,432	(30,402)	49,769
Amounts due from subsidiaries	559,832	(6,946,426)	7,440,735
Other current liabilities	(27,729)	(449,154)	(732,653)
Net cash provided by (used in) operating activities	(512,706)	(8,654,336)	4,720,503
Investing activities:
Investments in subsidiaries		1,570,880	(449,657)
Sale of long-term investment		7,120,000
Net cash provided by (used in) investing activities		8,690,880	(449,657)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Net increase (decrease) in cash and cash equivalents	(513,173)	901,231	(44,972,849)
Cash and cash equivalents at the beginning of the year	4,116,849	3,215,618	48,188,467
Cash and cash equivalents at the end of the year	$ 3,603,676	$ 4,116,849	$ 3,215,618

Note to Schedule I - Additional Information (Detail)	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%